UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-07513 )

Exact name of registrant as specified in charter: Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: February 28

Date of reporting period: November 30, 2006

Item 1. Schedule of Investments:

Putnam Floating Rate Income Fund

The fund's portfolio
11/30/06 (Unaudited)

SENIOR LOANS (89.6%)(a)(c)
	Principal amount	Value

Advertising and Marketing Services (0.2%)
DoubleClick, Inc. bank term loan FRN 9.468s, 2012	$1,131,560	$1,142,876

Automotive (4.6%)
Affinia Group, Inc. bank term loan FRN Ser. B, 8.376s,
2011	434,606	435,829
ArvinMeritor, Inc. bank term loan FRN 7 1/8s, 2012	3,195,294	3,192,632
BHM Technologies, LLC bank term loan FRN 8.435s, 2013	1,500,000	1,462,500
Dana Corp. bank term loan FRN 7.65s, 2008	2,750,000	2,750,572
General Motors Corp. bank term loan FRN 7.745s, 2013	4,000,000	4,004,284
Lear Corp. bank term loan FRN 7.868s, 2013	3,150,000	3,133,595
Oshkosh Truck Corp. bank term loan FRN Ser. B, 7.37s,
2013	4,950,000	4,950,000
Tenneco Automotive, Inc. bank term loan FRN Ser. B,
7.36s, 2012	872,143	875,142
Tenneco Automotive, Inc. bank term loan FRN Ser. B1,
7.32s, 2012	383,117	384,434
Visteon Corp. bank term loan FRN Ser. B, 8.61s, 2007	2,050,000	2,047,950
		23,236,938

Basic Materials (9.0%)
Armstrong World Industries, Inc. bank term loan FRN
Ser. B, 7.07s, 2013	1,750,000	1,751,094
Basell NV bank term loan FRN Ser. B2, 7.6s, 2013
(Netherlands)	541,667	547,083
Basell NV bank term loan FRN Ser. B4, 7.6s, 2013
(Netherlands)	108,333	109,417
Basell NV bank term loan FRN Ser. C2, 8.35s, 2013
(Netherlands)	541,667	547,253
Basell NV bank term loan FRN Ser. C4, 8.35s, 2013
(Netherlands)	108,333	109,451
Bluegrass Container Co., LLC bank term loan FRN Ser.
B, 8.941s, 2013	729,384	735,219
Bluegrass Container Co., LLC bank term loan FRN Ser.
DD, 7.6s, 2013	218,241	219,987
Celanese Corp. bank term loan FRN Ser. B, 7.117s, 2011	2,359,140	2,362,512
Covalence Specialty Materials bank term loan FRN
8 5/8s, 2013	1,000,000	1,010,833
Covalence Specialty Materials bank term loan FRN
7 3/8s, 2013	2,886,250	2,888,957
Georgia-Pacific Corp. bank term loan FRN Ser. B,
7.385s, 2013	2,486,237	2,490,641
Georgia-Pacific Corp. bank term loan FRN Ser. C,
8.39s, 2014	1,500,000	1,503,222
Graphic Packaging Corp. bank term loan FRN Ser. C,
7.897s, 2010	1,662,090	1,679,008
Hexion Specialty Chemicals, Inc. bank term loan FRN
9.12s, 2013	2,550,000	2,541,348
Ineos Holdings, Ltd. bank term loan FRN Ser. B2,
7.611s, 2014 (United Kingdom)	1,150,000	1,159,105
Ineos Holdings, Ltd. bank term loan FRN Ser. C2,
8.111s, 2015 (United Kingdom)	1,150,000	1,159,105
Innophos, Inc. bank term loan FRN 7.57s, 2010	1,412,739	1,415,682
ISP Chemco, Inc. bank term loan FRN Ser. B, 7.408s,
2013	2,288,500	2,289,216
John Maneely Co. bank term loan FRN 8.374s, 2013	692,546	700,337
Lucite International bank term loan FRN Ser. B, 8.07s,
2013 (United Kingdom)	1,329,492	1,336,971
Lucite International bank term loan FRN Ser. DD,
6.856s, 2013 (United Kingdom) (U)	467,176	469,803
Lyondell Chemical Co. bank term loan FRN Ser. B,
7.121s, 2013	3,541,125	3,552,191
Mosaic Co. (The) bank term loan FRN Ser. B, 7.12s, 2013	1,500,000	1,500,000
Nalco Co. bank term loan FRN Ser. B, 7.16s, 2010	2,097,431	2,101,483
NewPage Corp. bank term loan FRN 8.365s, 2011	1,934,763	1,944,437
Novelis, Inc. bank term loan FRN 7.62s, 2012	1,034,247	1,035,540
Novelis, Inc. bank term loan FRN Ser. B, 7.62s, 2012	1,796,324	1,798,569
PQ Corp. bank term loan FRN Ser. B, 7 3/8s, 2012	2,170,722	2,175,243
Rockwood Specialties Group, Inc. bank term loan FRN
Ser. E, 7.376s, 2012	2,469,950	2,479,212
Smurfit-Stone Container Corp. bank term loan FRN
5.222s, 2010	95,621	96,186
Smurfit-Stone Container Corp. bank term loan FRN Ser.
B, 7.658s, 2011	531,926	535,069
Smurfit-Stone Container Corp. bank term loan FRN Ser.
C, 7.667s, 2011	277,393	279,032
Smurfit-Stone Container Corp. bank term loan FRN Ser.
C1, 7 5/8s, 2011	346,160	348,205
		44,871,411

Broadcasting (2.5%)

Cumulus Media, Inc. bank term loan FRN 7.453s, 2013	3,192,000	3,199,980
Emmis Communications Corp. bank term loan FRN Ser. B,
7.37s, 2013	1,250,000	1,255,469
Paxson Communications Corp. bank term loan FRN Ser. B,
8.624s, 2012	2,500,000	2,540,625
Spanish Broadcasting Systems, Inc. bank term loan FRN
7.12s, 2012	2,419,197	2,414,157
Young Broadcasting, Inc. bank term loan FRN Ser. B,
7.937s, 2012	2,935,644	2,927,389
Young Broadcasting, Inc. bank term loan FRN Ser. B,
4.729s, 2012	189,797	189,263
		12,526,883

Building Materials (1.3%)
Custom Building Products bank term loan FRN Ser. B,
7.617s, 2011	799,612	798,279
Goodman Global Holdings, Inc. bank term loan FRN Ser.
C, 7.188s, 2011	882,143	881,040
NCI Building Systems, Inc. bank term loan FRN Ser. B,
6.836s, 2010	3,773	3,768
Nortek Holdings, Inc. bank term loan FRN Ser. B,
7.36s, 2011	4,977,011	4,955,237
		6,638,324

Cable Television (3.9%)
Atlantic Broadband Financial bank term loan FRN Ser.
B, 8.135s, 2011 (U)	798,940	808,427
Cablevision Systems Corp. bank term loan FRN Ser. B,
7.123s, 2013	4,978,741	4,969,615
Cebridge Connections, Inc. bank term loan FRN Ser. B,
7.62s, 2013	3,800,000	3,787,236
Charter Communications bank term loan FRN 8.005s, 2013	3,049,443	3,068,694
Insight Midwest bank term loan FRN 7.61s, 2014	2,356,446	2,367,639
Insight Midwest bank term loan FRN Ser. DD, 7.61s, 2014	296,189	297,596
Mediacom Communications Corp. bank term loan FRN Ser.
C, 7.243s, 2015	2,433,718	2,424,592
Mediacom Communications Corp. bank term loan FRN Ser.
DD, 7.38s, 2015	900,000	894,750
Olympus Cable Holdings, LLC bank term loan FRN Ser. B,
10 1/4s, 2010	750,000	731,836
		19,350,385

Capital Goods (7.2%)
AGCO Corp. bank term loan FRN 7.117s, 2008	1,756,300	1,756,300
Aleris International, Inc. bank term loan FRN Ser. B,
7 7/8s, 2013	1,496,250	1,496,250
Amsted Industries, Inc. bank term loan FRN 7.373s, 2013	3,223,730	3,217,686
Berry Plastics Corp. bank term loan FRN Ser. B,
7.124s, 2013	1,400,000	1,401,459
Communications & Power Industries bank term loan FRN
7.57s, 2010	1,111,145	1,113,228
Enersys Capital, Inc. bank term loan FRN Ser. B,
7.424s, 2011	1,228,015	1,234,155
Graham Packaging Corp. bank term loan FRN Ser. B,
7.725s, 2011	2,645,235	2,654,210
Hexcel Corp. bank term loan FRN Ser. B, 7 1/8s, 2012	2,104,871	2,104,871
K&F Industries bank term loan FRN Ser. C, 7.32s, 2012	955,732	958,421
Mueller Group, Inc. bank term loan FRN 7.395s, 2012	1,237,722	1,242,234
Polypore, Inc. bank term loan FRN 8.32s, 2011	1,154,857	1,159,669
Rexnord Corp. bank term loan FRN Ser. B, 7.876s, 2013	2,350,000	2,355,389
Reynolds & Reynolds Co. (The) bank term loan FRN
7.82s, 2012	2,600,000	2,609,750
Sensata Technologies BV bank term loan FRN 7.13s, 2013
(Netherlands)	3,092,250	3,067,769
Terex Corp. bank term loan FRN Ser. D, 7.117s, 2013	3,092,250	3,096,115
Transdigm, Inc. bank term loan FRN 7.389s, 2013	3,050,000	3,064,488
Wesco Aircraft Hardware Corp. bank term loan FRN
7.57s, 2013	2,550,000	2,562,750
Wesco Aircraft Hardware Corp. bank term loan FRN
11 1/8s, 2014	1,000,000	1,020,000
		36,114,744

Commercial and Consumer Services (2.0%)
Alliance Laundry Systems Corp. bank term loan FRN Ser.
B, 7.57s, 2012	848,936	851,589
Banta Corp. bank term loan FRN Ser. B, 7.12s, 2013	1,350,000	1,351,688
Buhrmann USA, Inc. bank term loan FRN Ser. D-1, 7.13s,
2010	977,500	976,278
Coinmach Service Corp. bank term loan FRN Ser. B-1,
7.874s, 2012	2,791,526	2,812,463
IESI Corp. bank term loan FRN Ser. B, 7.124s, 2011	1,000,000	999,375
iPayment, Inc. bank term loan FRN 7.36s, 2013	1,592,000	1,588,020
Laidlaw International, Inc. bank term loan FRN Ser. B,
7.117s, 2013	326,239	327,871
Laidlaw International, Inc. bank term loan FRN Ser. B,
7.117s, 2013	978,718	983,612
		9,890,896

Communication Services (8.0%)

American Cellular Corp. bank term loan FRN 7.63s, 2013	675,000	677,531
American Cellular Corp. bank term loan FRN Ser. DD,
7.63s, 2007	675,000	675,000
Cavalier Telephone, LLC bank term loan FRN 10.12s, 2012	1,250,000	1,256,250
Consolidated Communications Holdings, Inc. bank term
loan FRN Ser. D, 7.368s, 2011	2,441,743	2,438,691
Crown Castle Operating Co. bank term loan FRN Ser. B,
7.65s, 2014	3,840,625	3,844,738
Fairpoint Communications, Inc. bank term loan FRN Ser.
B, 7 1/8s, 2012	1,750,000	1,743,438
Idearc, Inc. bank term loan FRN Ser. B, 7.32s, 2014	5,050,000	5,072,412
Intelsat, Ltd. bank term loan FRN Ser. B, 7.622s, 2013
(Bermuda)	1,649,638	1,660,360
Iowa Telecommunications Services, Inc. bank term loan
FRN Ser. B, 7.124s, 2011	2,250,000	2,249,197
Leap Wireless International, Inc. bank term loan FRN
Ser. B, 8.117s, 2013	2,892,750	2,914,446
Level 3 Communications, Inc. bank term loan FRN
8.398s, 2011	2,100,000	2,121,000
Madison River Capital, LLC bank term loan FRN Ser. B,
7.62s, 2012	2,476,190	2,480,833
Metropcs Wireless, Inc. bank term loan FRN 7.87s, 2013	2,800,000	2,797,200
PanAmSat Corp. bank term loan FRN Ser. B, 7.872s, 2013	1,632,386	1,646,442
Syniverse Holdings, Inc. bank term loan FRN Ser. B,
7.37s, 2012	1,637,754	1,639,801
Time Warner Telecom, Inc. bank term loan FRN 7.57s,
2013	3,600,000	3,620,700
Windstream Corp. bank term loan FRN Ser. B, 7.12s, 2013	3,100,000	3,116,055
		39,954,094

Consumer (0.8%)
Visant Holding Corp. bank term loan FRN Ser. C,
7.122s, 2010	3,837,196	3,849,985

Consumer Cyclicals (0.5%)
PRIMEDIA, Inc. bank term loan FRN Ser. B, 7.57s, 2013	2,742,500	2,732,216

Consumer Goods (1.1%)
Culligan Finance Corp. BV bank term loan FRN Ser. B,
7.07s, 2011 (Netherlands)	749,582	750,050
Prestige Brands, Inc. bank term loan FRN Ser. B,
7.715s, 2011	2,221,479	2,228,883
Prestige Brands, Inc. bank term loan FRN Ser. B-1,
7.66s, 2011	229,252	230,016
Spectrum Brands, Inc. bank term loan FRN Ser. B,
8 3/8s, 2013	2,162,351	2,168,529
		5,377,478

Consumer Services (1.3%)
Affiliated Computer Services, Inc. bank term loan FRN
Ser. B, 7.389s, 2013	2,183,500	2,186,684
Affiliated Computer Services, Inc. bank term loan FRN
Ser. B2, 7.395s, 2013	399,000	399,299
Brand Services, Inc. bank term loan FRN 7.608s, 2009	2,022,520	2,023,784
United Rentals, Inc. bank term loan FRN 7.32s, 2011	1,161,469	1,165,341
United Rentals, Inc. bank term loan FRN Ser. B, 7.47s,
2011	772,126	774,700
		6,549,808

Consumer Staples (0.7%)
AMC Entertainment, Inc. bank term loan FRN Ser. B,
7.445s, 2013	931,250	935,713
Nutro Products, Inc. bank term loan FRN Ser. B,
7.367s, 2013	2,441,491	2,441,491
		3,377,204

Energy (4.7%)
Complete Production Services bank term loan FRN Ser.
B, 7.82s, 2012	1,980,000	1,984,124
CR Gas Storage bank term loan FRN 7.157s, 2013	411,568	410,603
CR Gas Storage bank term loan FRN 7.14s, 2013	393,939	393,570
CR Gas Storage bank term loan FRN Ser. B, 7.162s, 2013	2,156,326	2,151,271
CR Gas Storage bank term loan FRN Ser. DD, 7.07s, 2013	275,758	275,499
Dresser-Rand Group, Inc. bank term loan FRN Ser. B,
7.464s, 2011	401,923	403,631
EPCO Holding, Inc. bank term loan FRN Ser. C, 7.372s,
2010	2,777,000	2,786,422
Helix Energy Solutions Group, Inc. bank term loan FRN
Ser. B, 7.442s, 2013	2,743,084	2,743,084
Key Energy Services, Inc. bank term loan FRN Ser. B,
9.089s, 2012	1,985,000	1,989,963
Meg Energy Corp. bank term loan FRN 7 3/8s, 2013
(Canada)	1,840,750	1,842,394
Meg Energy Corp. bank term loan FRN Ser. DD, 6s, 2013
(Canada) (U)	1,350,000	1,335,294
Petroleum Geo-Services ASA bank term loan FRN Ser. B,
7.61s, 2012 (Norway)	730,875	733,799
SandRidge Energy bank term loan FRN 9.87s, 2013	1,250,000	1,256,250
Targa Resources, Inc. bank term loan FRN 7.624s, 2012	2,396,774	2,402,392

Targa Resources, Inc. bank term loan FRN 5.242s, 2012	581,036	582,398
Vulcan Energy Corp. bank term loan FRN Ser. B, 6.871s,
2011	1,961,487	1,961,487
		23,252,181

Entertainment (3.3%)
Cinemark, Inc. bank term loan FRN 7.38s, 2013	4,150,000	4,163,832
Hertz Corp. bank term loan FRN 5.39s, 2012	371,092	373,381
Hertz Corp. bank term loan FRN Ser. B, 7.607s, 2012	2,948,381	2,966,564
MGM Studios, Inc. bank term loan FRN Ser. B, 8.617s,
2011	2,288,500	2,259,077
Regal Cinemas, Inc. bank term loan FRN Ser. B, 7.117s,
2010	3,222,326	3,205,064
Six Flags, Inc. bank term loan FRN Ser. B, 8.62s, 2009	2,611,937	2,638,874
Universal City Development bank term loan FRN Ser. B,
7.38s, 2011	1,016,487	1,019,028
		16,625,820

Financial (1.4%)
Fidelity National Information Solutions, Inc. bank
term loan FRN Ser. B, 7.07s, 2013	3,495,843	3,495,602
Hilb, Royal & Hobbs Co. bank term loan FRN Ser. B,
6.867s, 2013	1,990,000	1,985,855
LNR Property Corp. bank term loan FRN Ser. B, 8.12s,
2011	1,450,000	1,453,020
Nasdaq Stock Market, Inc. (The) bank term loan FRN
Ser. B, 7.071s, 2012	148,903	148,858
Nasdaq Stock Market, Inc. (The) bank term loan FRN
Ser. C, 7.071s, 2012	104,262	104,241
		7,187,576

Food (1.8%)
American Seafood Group, LLC bank term loan FRN Ser. B,
7.117s, 2012	2,048,130	2,045,570
American Seafood Group, LLC bank term loan FRN Ser.
DD, 7.117s, 2012	421,415	420,888
Chiquita Brands International, Inc. bank term loan FRN
Ser. C, 8 3/8s, 2012	3,993,687	4,012,409
Pinnacle Foods Holding Corp. bank term loan FRN
7.372s, 2010	2,488,125	2,490,613
		8,969,480

Gaming & Lottery (2.3%)
CCM Merger, Inc. bank term loan FRN Ser. B, 7.369s,
2012	2,569,242	2,562,819
Penn National Gaming, Inc. bank term loan FRN Ser. B,
7.132s, 2012	2,228,120	2,236,754
Pinnacle Entertainment, Inc. bank term loan FRN Ser.
B, 7.32s, 2011	2,000,000	2,005,500
Trump Hotel & Casino Resort, Inc. bank term loan FRN
5.62s, 2012 (U)	1,883,625	1,893,043
Trump Hotel & Casino Resort, Inc. bank term loan FRN
Ser. B-1, 8.03s, 2012	1,873,747	1,883,116
Venetian Casino Resort, LLC bank term loan FRN Ser. B,
7.12s, 2011	592,743	594,453
Venetian Casino Resort, LLC bank term loan FRN Ser.
DD, 7.12s, 2011	122,215	122,568
		11,298,253

Health Care (9.5%)
AGA Medical Corp. bank term loan FRN Ser. B, 7.62s,
2013	2,107,041	2,103,090
AmeriPath, Inc. bank term loan FRN Ser. B, 7.39s, 2012	4,088,870	4,084,781
Community Health Systems, Inc. bank term loan FRN Ser.
B, 7.12s, 2011	1,124,736	1,124,334
Concentra Operating Corp. bank term loan FRN Ser. B,
7.619s, 2012	2,098,521	2,102,456
CRC Health Corp. bank term loan FRN 7.87s, 2013	765,911	766,869
CRC Health Corp. bank term loan FRN 7.617s, 2013	1,293,500	1,295,117
DaVita, Inc. bank term loan FRN Ser. B, 7.424s, 2012	4,228,566	4,241,590
Fresenius Medical Care AG & Co. KGaA bank term loan
FRN Ser. B, 6.749s, 2013 (Germany)	3,233,750	3,211,967
HCA, Inc. bank term loan FRN Ser. B, 8.12s, 2013	5,150,000	5,182,491
Healthsouth Corp. bank term loan FRN Ser. B, 8.62s,
2013	3,142,125	3,151,727
IASIS Healthcare Corp. bank term loan FRN Ser. B,
7.62s, 2011	2,264,692	2,272,053
LifePoint, Inc. bank term loan FRN Ser. B, 6.945s, 2012	2,546,426	2,530,193
Magellan Health Services, Inc. bank term loan FRN
5.2s, 2008	360,360	360,360
Magellan Health Services, Inc. bank term loan FRN Ser.
B, 7.17s, 2008	315,315	315,315
Psychiatric Solutions, Inc. bank term loan FRN Ser. B,
7.07s, 2012	3,930,769	3,930,769
Quintiles Transnational Corp. bank term loan FRN
7.37s, 2013	1,492,500	1,490,075
Service Corporation International bank term loan FRN
7.37s, 2009	500,000	502,500
Stewart Enterprises, Inc. bank term loan FRN Ser. B,

7.231s, 2011	1,883,672	1,883,672
United Surgical Partners International, Inc. bank term
loan FRN 7.143s, 2013	2,992,500	2,999,981
Vanguard Health Systems, Inc. bank term loan FRN
7.868s, 2011	2,226,958	2,226,263
VWR International, Inc. bank term loan FRN Ser. B,
7.63s, 2011	975,049	976,877
Warner Chilcott Corp. bank term loan FRN Ser. B,
7.868s, 2012	465,853	467,684
Warner Chilcott Corp. bank term loan FRN Ser. B,
7.867s, 2012	17,506	17,541
Warner Chilcott Corp. bank term loan FRN Ser. C,
7.867s, 2012	127,900	128,403
Warner Chilcott Corp. bank term loan FRN Ser. DD,
7.867s, 2012	92,994	93,180
		47,459,288

Homebuilding (0.3%)
Lion Gables Realty bank term loan FRN 7.07s, 2007	113,337	113,360
Standard-Pacific Corp. bank term loan FRN Ser. B,
6.873s, 2013	1,399,800	1,366,555
		1,479,915

Media (1.5%)
Affinion Group, Inc. bank term loan FRN Ser. B, 8.12s,
2013	2,424,695	2,436,062
Affinity Group Holdings bank term loan FRN Ser. B2,
7.82s, 2009	689,872	690,734
VNU NV bank term loan FRN Ser. B, 8 1/8s, 2013
(Netherlands)	3,000,000	3,008,124
Warner Music Group bank term loan FRN Ser. B, 7.373s,
2011	1,179,957	1,183,055
		7,317,975

Publishing (2.5%)
American Media Operations, Inc. bank term loan FRN
8.34s, 2013	2,000,000	2,005,834
Cenveo, Inc. bank term loan FRN Ser. B, 7.389s, 2013	2,793,000	2,796,491
Dex Media East, LLC bank term loan FRN Ser. B, 6.883s,
2009	1,186,045	1,181,733
Dex Media West, LLC bank term loan FRN Ser. B1,
6.918s, 2010	392,002	390,532
Quebecor, Inc. bank term loan FRN Ser. B, 7.372s, 2013
(Canada)	2,729,375	2,743,022
R.H. Donnelley Finance Corp. bank term loan FRN
6.882s, 2011	703,852	700,821
R.H. Donnelley Finance Corp. bank term loan FRN Ser.
A-3, 6.624s, 2009	224,416	222,613
R.H. Donnelley, Inc. bank term loan FRN Ser. D1,
6.885s, 2011	304,064	303,028
Raycom Media, Inc. bank term loan FRN Ser. B, 6.867s,
2013	1,492,212	1,481,020
Sun Media Corp. bank term loan FRN Ser. B, 7.126s,
2009 (Canada)	730,743	731,048
		12,556,142

Restaurants (0.7%)
Buffets Holdings, Inc. bank term loan FRN 8.37s, 2013	1,192,500	1,198,463
Buffets Holdings, Inc. bank term loan FRN 8.37s, 2013	157,500	158,288
NPC International, Inc. bank term loan FRN Ser. B,
7.117s, 2013	1,083,333	1,077,917
Sonic Corp. bank term loan FRN Ser. B, 7.32s, 2013	900,000	900,282
		3,334,950

Retail (4.4%)
Boise Cascade Corp. bank term loan FRN Ser. D, 7.108s,
2011	3,154,729	3,165,376
Burlington Coat Factory Warehouse Corp. bank term loan
FRN Ser. B, 7.62s, 2013	2,161,500	2,129,678
J Crew Operating Corp. bank term loan FRN Ser. B,
7.151s, 2013	350,877	349,561
Jean Coutu Group, Inc. bank term loan FRN Ser. B,
7.937s, 2011 (Canada)	541,814	542,418
Michaels Stores, Inc. bank term loan FRN Ser. B,
8 3/8s, 2013	3,625,000	3,632,703
National Bedding Co., LLC bank term loan FRN 10.374s,
2012	1,700,000	1,710,625
National Bedding Co., LLC bank term loan FRN 7.386s,
2011	1,974,995	1,976,476
Neiman Marcus Group, Inc. bank term loan FRN Ser. B,
7.641s, 2013	1,711,076	1,721,770
PETCO Animal Supplies, Inc. bank term loan FRN 8.1s,
2013	2,250,000	2,257,875
Rent-A-Center, Inc. bank term loan FRN Ser. B, 7.113s,
2012	900,000	900,000
Sally Beauty Supply, LLC bank term loan FRN Ser. B,
7.87s, 2013	1,150,000	1,154,518
Supervalu, Inc. bank term loan FRN Ser. B, 7.188s, 2012	2,338,250	2,341,407
		21,882,407

Technology (7.0%)
Activant Solutions Holdings, Inc. bank term loan FRN
Ser. B, 7 3/8s, 2013	1,243,500	1,232,619
Advanced Micro Devices, Inc. bank term loan FRN 7.62s,
2013	2,488,404	2,497,044
AMI Semiconductor, Inc. bank term loan FRN 6.82s, 2012	3,827,122	3,805,595
Aspect Software, Inc. bank term loan FRN 8.438s, 2011	2,850,000	2,861,580
Freescale Semiconductor, Inc. bank term loan FRN Ser.
B, 7.37s, 2013	3,950,000	3,963,580
JDA Software Group, Inc. bank term loan FRN Ser. B,
7.831s, 2013	960,000	963,600
ON Semiconductor Corp. bank term loan FRN Ser. BH,
7.62s, 2011	535,893	536,228
Sanmina-SCI Corp. bank term loan FRN Ser. B, 7.88s,
2008	2,500,000	2,505,000
Sedgwick CMS Holdings, Inc. bank term loan FRN Ser. B,
7.616s, 2013	736,884	736,577
Serena Software, Inc. bank term loan FRN 7.618s, 2013	1,875,000	1,874,063
Spansion, Inc. bank term loan FRN Ser. B, 8 3/8s, 2012	1,950,000	1,951,624
SS&C Technologies, Inc. bank term loan FRN Ser. B,
7.87s, 2012	2,103,917	2,115,314
SS&C Technologies, Inc. bank term loan FRN Ser. B,
7.868s, 2012	178,833	179,802
SunGard Data Systems, Inc. bank term loan FRN Ser. B,
7 7/8s, 2013	2,273,112	2,288,385
Travelport bank term loan FRN 8.367s, 2013	236,438	236,755
Travelport bank term loan FRN Ser. B, 8.367s, 2013	2,413,562	2,416,794
TTM Technologies, Inc. bank term loan FRN 7.6s, 2012	2,650,000	2,663,250
UGS Corp. bank term loan FRN Ser. C, 7.126s, 2012	2,006,064	2,001,049
		34,828,859

Textiles (1.2%)
Hanesbrands, Inc. bank term loan FRN 9.188s, 2014	1,000,000	1,021,607
Hanesbrands, Inc. bank term loan FRN 7.679s, 2013	2,550,000	2,566,830
William Carter Holdings Co. (The) bank term loan FRN
Ser. B, 6.869s, 2012	2,697,317	2,690,153
		6,278,590

Tire & Rubber (0.3%)
Cooper Tire & Rubber Co. bank term loan FRN 7 7/8s,
2012	645,125	644,157
Cooper Tire & Rubber Co. bank term loan FRN Ser. B,
7 7/8s, 2012	326,625	326,625
Cooper Tire & Rubber Co. bank term loan FRN Ser. C,
7 7/8s, 2012	605,875	605,875
		1,576,657

Tobacco (0.7%)
Reynolds American, Inc. bank term loan FRN Ser. B,
7.159s, 2012	3,391,500	3,412,697

Toys (0.5%)
Oriental Trading Co. bank term loan FRN 8.172s, 2013	2,443,875	2,449,985

Transportation (1.0%)
Travelcenters of America, Inc. bank term loan FRN Ser.
B, 7.112s, 2011	1,736,875	1,734,704
United Airlines bank term loan FRN Ser. B, 9.12s, 2012	2,873,063	2,896,662
United Airlines bank term loan FRN Ser. DD, 9 1/8s,
2012	410,438	413,809
		5,045,175

Utilities & Power (3.4%)
Calpine Corp. bank term loan FRN 9.367s, 2008	1,498,936	1,520,172
Calpine Corp. bank term loan FRN 7.62s, 2008	1,290,412	1,295,896
El Paso Corp. bank term loan FRN 5.22s, 2011	2,100,000	2,108,860
LSP Gen Finance Co., LLC bank term loan FRN Ser. B,
7.117s, 2013	1,682,273	1,682,974
LSP Gen Finance Co., LLC bank term loan FRN Ser. DD,
7.117s, 2013 (U)	72,548	72,578
Mirant North America, LLC bank term loan FRN Ser. B,
7.07s, 2013	3,328,616	3,319,698
NRG Energy, Inc. bank term loan FRN 7.367s, 2013	1,352,760	1,356,987
NRG Energy, Inc. bank term loan FRN Ser. B, 7.367s,
2013	2,783,254	2,793,157
Regency Gas Services, LLC bank term loan FRN 7.82s,
2013	1,658,125	1,658,125
Regency Gas Services, LLC bank term loan FRN 7.82s,
2010	1,241,875	1,241,875

		17,050,322

Total senior loans (cost $448,346,763)		$447,619,514

CORPORATE BONDS AND NOTES (7.0%)(a)
	Principal amount	Value

Basic Materials (0.4%)
Builders FirstSource, Inc. company guaranty FRB
9.624s, 2012	$1,000,000	$980,000

Corp/Hexion Nova Scotia Finance ULC 144A sec. FRN
9.87s, 2014	1,000,000	1,001,250
		1,981,250

Capital Goods (0.4%)
Berry Plastics Holding Corp. 144A sec. FRN 9.265s, 2014	1,000,000	1,008,750
Impress Holdings BV 144A sec. FRN 8.512s, 2013
(Netherlands)	730,000	733,650
		1,742,400

Communication Services (0.6%)
Centennial Communications Corp. sr. notes FRN 11.122s,
2013	750,000	783,750
Intelsat Subsidiary Holding Co., Ltd. company guaranty
FRN 10.484s, 2012 (Bermuda)	750,000	759,375
Level 3 Financing, Inc. company guaranty FRB 11.8s,
2011	210,000	222,075
Qwest Corp. sr. notes FRN 8.64s, 2013	1,250,000	1,354,688
		3,119,888

Consumer Cyclicals (1.2%)
Autonation, Inc. company guaranty FRB 7.374s, 2013	1,000,000	1,000,000
FelCor Lodging, LP 144A sec. FRN 7.275s, 2011 (R)	1,000,000	1,000,000
Ford Motor Credit Corp. 144A sr. unsec. FRN 10.64s,
2011	492,000	524,813
Goodman Global Holding Co., Inc. sr. notes FRN Ser. B,
8.329s, 2012	1,288,000	1,313,760
Harry & David Holdings, Inc. company guaranty FRB
10.4s, 2012	500,000	500,000
Levi Strauss & Co. sr. unsub. FRN 10.122s, 2012	500,000	515,000
PRIMEDIA, Inc. sr. notes FRN 10.749s, 2010	1,250,000	1,293,750
		6,147,323

Consumer Staples (0.9%)
AMC Entertainment, Inc. company guaranty FRN 9.624s,
2010	800,000	826,000
CCO Holdings, LLC/CCO Holdings Capital Corp. sr. notes
FRN 9.515s, 2010	2,000,000	2,045,000
Nutro Products, Inc. 144A sr. notes FRN 9.4s, 2013	1,000,000	1,030,000
Universal City Florida Holding Co. sr. notes FRN
10.121s, 2010	670,000	688,425
		4,589,425

Financial (1.4%)
Countrywide Financial Corp. company guaranty FRN
5.471s, 2006	4,000,000	4,000,000
Merrill Lynch & Co., Inc. notes 7s, 2007	3,000,000	3,004,047
		7,004,047

Technology (1.7%)
Conexant Systems, Inc. 144A sec. FRN 9.126s, 2010	730,000	738,213
Freescale Semiconductor, Inc. 144A sr. notes FRN
9 1/4s, 2014	750,000	747,188
Nortel Networks, Ltd. 144A company guaranty FRN
9.624s, 2011 (Canada)	750,000	778,125
NXP BV/NXP Funding, LLC 144A sec. FRN 8.118s, 2013
(Netherlands)	4,035,000	4,095,525
SunGard Data Systems, Inc. company guaranty FRN
9.973s, 2013	1,750,000	1,817,813
		8,176,864

Utilities & Power (0.4%)
Teco Energy, Inc. sr. notes FRN 7.371s, 2010	1,000,000	1,022,500
Williams Cos., Inc. (The) 144A FRN 7.372s, 2010	1,000,000	1,023,750
		2,046,250

Total corporate bonds and notes (cost $34,414,277)		$34,807,447

COLLATERALIZED MORTGAGE OBLIGATIONS (0.3%)(a) (cost $1,500,000)

	Principal amount	Value

Bear Stearns Commercial Mortgage Securities, Inc. 144A
FRB Ser. 05-LXR1, Class J, 6.97s, 2018	$1,500,000	$1,500,000

ASSET-BACKED SECURITIES (0.2%)(a) (cost $954,808)

	Principal amount	Value

Asset Backed Securities Corp. Home Equity Loan Trust
144A FRB Ser. 06-HE2, Class M11, 7.82s, 2036	$1,250,000	$1,093,750

SHORT-TERM INVESTMENTS (2.3%)(a)
	Principal
	amount/shares	Value

CIT Group, Inc. for an effective yield of 5.48%;
December 4, 2006	$3,000,000	$2,998,655
Putnam Prime Money Market Fund (e)	8,292,676	8,292,676

Total short-term investments (cost $11,291,331)	$11,291,331

TOTAL INVESTMENTS

Total investments (cost $496,507,179) (b)	$496,312,042

NOTES

(a) Percentages indicated are based on net assets of $499,659,908.

(b) The aggregate identified cost on a tax basis is $496,542,952, resulting in gross unrealized appreciation and depreciation of $1,379,633 and $1,610,543, respectively, or net unrealized depreciation of $230,910.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rate shown for senior loans are the current interest rates at November 30, 2006. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $1,136,540 for the period ended November 30, 2006. During the period ended November 30, 2006, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $271,238,745 and $294,255,375, respectively.

(R) Real Estate Investment Trust.

(U) A portion of the position represents unfunded loan commitments. As of November 30, 2006, the fund had unfunded loan commitments of $4,204,005, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Borrower	Unfunded commitments

Atlantic Broadband Financial	$504,865
LSP Gen Finance Co., LLC	1,000
Lucite International	469,803
Meg Energy Corp.	1,335,294
Trump Hotel & Casino Resort, Inc.	1,893,043

Totals	$4,204,005

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at November 30, 2006.

The dates shown on debt obligations are the original maturity dates.

Security valuation Senior loans are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in senior loans, quotations from senior loan dealers, market transactions in comparable securities and various relationships between securities in determining value. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities.Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: January 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: January 26, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: January 26, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-07513 )

Exact name of registrant as specified in charter: Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: February 28

Date of reporting period: November 30, 2006

Item 1. Schedule of Investments:

Putnam Income Strategies Fund

The fund's portfolio
11/30/06 (Unaudited)

COMMON STOCKS (30.6%)(a)
	Shares	Value

Banking (1.9%)
Banco Bilbao Vizcaya Argentaria SA (Spain)	539	$13,074
Bank of America Corp.	340	18,309
Citizens Banking Corp.	40	1,074
City Bank Lynnwood, WA	42	2,246
City Holding Co.	62	2,449
Commerzbank AG (Germany)	100	3,619
Commonwealth Bank of Australia (Australia)	200	7,484
Corus Bankshares, Inc.	311	6,970
Credit Agricole SA (France)	279	11,855
DBS Group Holdings, Ltd. (Singapore)	1,000	13,640
DnB Holdings ASA (Norway)	1,200	16,322
Downey Financial Corp.	12	874
First Bancorp Puerto Rico (Puerto Rico)	120	1,202
First Regional Bancorp (NON)	78	2,625
FirstFed Financial Corp. (NON)	14	910
FNB Corp.	103	1,846
HBOS PLC (United Kingdom)	387	7,934
Hypo Real Estate Holding (Germany)	15	879
Lloyds TSB Group PLC (United Kingdom)	1,422	15,143
Mellon Financial Corp.	87	3,500
Nordea AB (Sweden)	1,500	21,218
Preferred Bank	18	1,025
Societe Generale (France)	80	13,410
TierOne Corp.	51	1,591
TrustCo Bank Corp. NY	261	2,941
Trustmark Corp.	27	881
U.S. Bancorp	400	13,456
Vineyard National Bancorp	88	1,903
W Holding Co., Inc. (Puerto Rico)	364	2,235
Wachovia Corp.	309	16,745
Washington Mutual, Inc.	237	10,352
Wells Fargo & Co.	576	20,298
		238,010

Basic Materials (1.5%)
AK Steel Holding Corp. (NON)	66	1,088
Amcor, Ltd. (Australia)	2,259	13,261
Ameron International Corp.	16	1,203
Ampco-Pittsburgh Corp.	102	3,538
Chaparral Steel Co.	131	6,092
Corus Group PLC (United Kingdom)	527	5,213
Dow Chemical Co. (The)	92	3,681
Fletcher Building, Ltd. (New Zealand)	2,404	16,686
Freeport-McMoRan Copper & Gold, Inc. Class B	126	7,922
Geberit International AG (Switzerland)	2	2,903
Granite Construction, Inc.	48	2,477
Grief, Inc. Class A	11	1,091
Hochtief AG (Germany)	29	1,948
Kobe Steel, Ltd. (Japan)	1,000	3,085
Mitsubishi Chemical Holdings Corp. (Japan)	500	3,041
Mitsui Chemicals, Inc. (Japan)	1,000	7,439
Mittal Steel Co. NV (Netherlands)	446	18,438
Nippon Light Metal Co., Ltd. (Japan)	1,000	2,960
Nucor Corp.	54	3,232
Olin Corp.	148	2,476
OM Group, Inc. (NON)	34	1,600
Oregon Steel Mills, Inc. (NON)	50	3,147
Packaging Corp. of America	71	1,601
Phelps Dodge Corp.	123	15,129
PPG Industries, Inc.	52	3,344
PW Eagle, Inc.	36	1,229
Quanex Corp.	31	1,150
Rayonier, Inc.	181	7,548
Southern Copper Corp.	548	29,981
Travis Perkins PLC (United Kingdom)	143	4,894
Ube Industries, Ltd. (Japan)	1,000	3,005
Xerium Technologies, Inc.	497	5,064
Zinifex, Ltd. (Australia)	190	2,553
		188,019

Capital Goods (1.2%)
Acuity Brands, Inc.	73	3,845
Alstrom (France) (NON)	11	1,279
Andritz AG (Austria)	15	2,892
Applied Industrial Technologies, Inc.	148	4,212
Autoliv, Inc. (Sweden)	80	4,689
BAE Systems PLC (United Kingdom)	653	4,982
Boeing Co. (The)	198	17,529
Caterpillar, Inc.	46	2,853
Compx International, Inc.	153	2,676
Cummins, Inc.	121	14,510
Dover Corp.	92	4,628
Emerson Electric Co.	163	14,132
FKI PLC (United Kingdom)	3,791	7,471
Freightcar America, Inc.	16	882

GKN PLC (United Kingdom)	133	765
Herman Miller, Inc.	102	3,581
Illinois Tool Works, Inc.	27	1,274
Kaydon Corp.	45	1,798
Lockheed Martin Corp.	63	5,698
Manitowoc Co., Inc. (The)	40	2,410
Northrop Grumman Corp.	38	2,543
Raytheon Co.	96	4,900
Rockwell Automation, Inc.	55	3,579
Sauer-Danfoss, Inc.	150	4,643
SIG Holding AG (Switzerland)	12	3,672
Standard Register Co. (The)	337	4,196
Steelcase, Inc.	1,048	18,550
Synagro Technologies, Inc.	335	1,518
Terex Corp. (NON)	20	1,120
Thomas & Betts Corp. (NON)	19	986
United Industrial Corp.	54	2,640
United Technologies Corp.	40	2,581
USEC, Inc.	143	1,782
		154,816

Communication Services (1.4%)
ADTRAN, Inc.	70	1,525
AT&T, Inc.	705	23,907
Belgacom SA (Belgium)	391	16,754
BellSouth Corp.	78	3,478
BT Group PLC (United Kingdom)	2,602	14,567
Citizens Communications Co.	319	4,520
Comcast Corp. Class A (NON)	112	4,532
Consolidated Communications Holdings, Inc.	106	1,963
DirecTV Group, Inc. (The) (NON)	44	1,001
Ditech Networks, Inc. (NON)	227	1,589
Embarq Corp.	48	2,470
France Telecom SA (France)	235	6,109
InterDigital Communications Corp. (NON)	187	5,975
Iowa Telecommunications Services, Inc.	450	8,388
Koninklijke (Royal) KPN NV (Netherlands)	941	12,935
Kudelski SA (Switzerland)	11	528
Lightbridge, Inc. (NON)	71	937
Sprint Nextel Corp.	103	2,010
Swisscom AG (Switzerland)	26	9,567
Telecom Corp. of New Zealand, Ltd. (New Zealand)	5,337	16,768
Telecom Italia SpA RNC (Italy)	5,100	13,647
Verizon Communications, Inc.	417	14,570
Windstream Corp.	866	12,072
		179,812

Conglomerates (0.2%)
3M Co.	40	3,258
General Electric Co.	446	15,735
Swire Pacific, Ltd. (Hong Kong)	1,000	10,568
		29,561

Consumer Cyclicals (3.1%)
Adecco SA (Switzerland)	29	1,931
Aeropostale, Inc. (NON)	32	968
Ambassadors Group, Inc.	42	1,189
American Eagle Outfitters, Inc.	90	4,066
American Woodmark Corp.	57	2,222
AnnTaylor Stores Corp. (NON)	91	3,140
Asbury Automotive Group, Inc.	71	1,671
Benetton Group SPA (Italy)	16	292
Brown Shoe Co., Inc.	49	2,325
CBS Corp. Class B	169	5,028
Charlotte Russe Holding, Inc. (NON)	80	2,414
Cherokee, Inc.	21	889
Citadel Broadcasting Corp.	642	6,105
Coinmach Service Corp. Class A	534	5,457
CTC Media, Inc. (Russia) (NON)	224	5,062
Davis Service Group PLC (United Kingdom)	1,645	16,508
De La Rue PLC (United Kingdom)	587	7,314
Deckers Outdoor Corp. (NON)	32	1,786
Diamond Management & Technology Consultants, Inc.	171	1,907
Dolby Laboratories, Inc. Class A (NON)	46	1,313
Dover Downs Gaming & Entertainment, Inc.	199	2,659
Dress Barn, Inc. (NON)	126	3,052
Electrolux AB Class B (Sweden)	700	13,184
Entercom Communications Corp.	45	1,213
Ethan Allen Interiors, Inc.	25	887
Family Dollar Stores, Inc.	33	920
FamilyMart Co., Ltd. (Japan)	300	8,217
Gap, Inc. (The)	119	2,228
Genlyte Group, Inc. (The) (NON)	15	1,273
Guess ?, Inc. (NON)	23	1,430
Gymboree Corp. (The) (NON)	81	3,224
H&R Block, Inc.	42	1,008
Hankyu Department Stores (Japan)	1,000	8,502
Hasbro, Inc.	288	7,704
HMV Group PLC (United Kingdom)	2,489	8,265
Idearc, Inc. (NON)	20	551
Kellwood Co.	30	938
Kesa Electricals PLC (United Kingdom)	1,711	11,994
Kimball International, Inc. Class B	257	6,165

Kohl's Corp. (NON)	38	2,645
Laidlaw International, Inc.	133	3,864
Landauer, Inc.	24	1,305
LSI Industries, Inc.	78	1,333
Macrovision Corp. (NON)	32	885
Maguire Properties, Inc.	186	7,970
Marks & Spencer Group PLC (United Kingdom)	676	9,106
Mattel, Inc.	184	4,039
McGraw-Hill Cos., Inc. (The)	223	14,863
Mediaset SpA (Italy)	1,391	16,520
Morningstar, Inc. (NON)	23	1,030
NBTY, Inc. (NON)	28	1,018
Next PLC (United Kingdom)	273	9,572
Nordstrom, Inc.	178	8,726
Office Depot, Inc. (NON)	51	1,931
OfficeMax, Inc.	79	3,719
Owens Corning, Inc. (NON)	197	6,107
PACCAR, Inc.	30	1,959
Pacific Brands, Ltd. (Australia)	1,750	3,673
PartyGaming PLC (Gibraltar)	21,811	13,174
Paychex, Inc.	143	5,636
Phillips-Van Heusen Corp.	19	937
Regal Entertainment Group Class A	98	2,039
Rent-A-Center, Inc. (NON)	51	1,394
Sabre Holdings Corp.	77	2,112
Select Comfort Corp. (NON)	43	744
Sherwin-Williams Co. (The)	69	4,316
Snap-On, Inc.	162	7,695
Sportingbet PLC (United Kingdom)	4,978	3,987
Startek, Inc.	316	4,329
Steven Madden, Ltd.	27	993
Time Warner, Inc.	287	5,780
TJX Cos., Inc. (The)	134	3,674
Tomkins PLC (United Kingdom)	1,902	8,966
Trinity Mirror PLC (United Kingdom)	520	5,215
Valeo SA (France)	407	16,284
Volkswagon AG (Germany)	85	9,292
Volt Information Sciences, Inc. (NON)	79	3,686
Wal-Mart Stores, Inc.	108	4,979
Walt Disney Co. (The)	90	2,975
Warner Music Group Corp.	774	19,675
Wiley (John) & Sons, Inc. Class A	61	2,427
William Hill PLC (United Kingdom)	226	2,782
World Wrestling Entertainment, Inc.	306	4,878
		393,235

Consumer Finance (0.3%)
Accredited Home Lenders Holding Co. (NON)	82	2,430
Capital Trust, Inc. Class A (R)	130	5,795
CharterMac	236	5,098
Countrywide Financial Corp.	246	9,771
First Marblehead Corp. (The)	232	17,363
		40,457

Consumer Staples (1.6%)
Administaff, Inc.	64	2,693
Altria Group, Inc.	296	24,926
Anheuser-Busch Cos., Inc.	144	6,841
Autogrill SpA (Italy)	352	6,176
Avon Products, Inc.	230	7,507
BlueLinx Holdings, Inc.	154	1,665
Blyth Industries, Inc.	45	1,144
Brinker International, Inc.	221	10,049
CBRL Group, Inc.	45	1,930
Colgate-Palmolive Co.	63	4,098
Estee Lauder Cos., Inc. (The) Class A	32	1,321
Fyffes PLC (Ireland)	4,365	9,484
Jack in the Box, Inc. (NON)	34	2,091
Jeronimo Martins, SGPS, SA (Portugal)	747	15,988
Kroger Co.	257	5,515
Loews Corp. - Carolina Group	229	14,283
Longs Drug Stores, Inc.	88	3,616
Mannatech, Inc.	125	1,865
McDonald's Corp.	145	6,086
Meiji Dairies Corp. (Japan)	1,000	7,396
Molson Coors Brewing Co. Class B	20	1,422
Nichirei Corp. (Japan)	2,000	11,497
Nutri/System, Inc. (NON)	57	3,936
Procter & Gamble Co. (The)	67	4,207
Reynolds American, Inc.	346	22,227
Ruby Tuesday, Inc.	125	3,374
Safeway, Inc.	100	3,081
UST, Inc.	123	6,886
Vector Group, Ltd.	517	9,228
		200,532

Energy (1.3%)
Alon USA Energy, Inc.	45	1,401
Chevron Corp.	288	20,828
ConocoPhillips	44	2,961
Delek US Holdings, Inc.	94	1,602
Exxon Mobil Corp. (SEG)	723	55,534
Grey Wolf, Inc. (NON)	169	1,197

Harvest Natural Resources, Inc. (NON)	192	1,968
Lufkin Industries, Inc.	35	2,048
Marathon Oil Corp.	220	20,764
Matrix Service Co. (NON)	133	2,125
NATCO Group, Inc. (NON)	26	896
Occidental Petroleum Corp.	139	6,997
Parker Drilling Co. (NON)	124	1,194
Plains Exploration & Production Co. (NON)	30	1,412
Questar Corp.	67	5,779
Royal Dutch Shell PLC Class B (Netherlands)	460	16,471
Santos, Ltd. (Australia)	125	1,016
Technip SA (France)	69	4,872
Tidewater, Inc.	49	2,711
Trico Marine Services, Inc. (NON)	25	909
Vaalco Energy, Inc. (NON)	246	2,064
Veritas DGC, Inc. (NON)	28	2,189
		156,938

Financial (1.2%)
Advanta Corp. Class B	27	1,232
CapitalSource, Inc.	382	10,398
Citigroup, Inc.	594	29,456
DB RREEF Trust (Australia)	11,784	16,038
Hitachi Capital Corp. (Japan)	900	16,835
ING Industrial Fund (Australia)	8,579	15,871
JPMorgan Chase & Co.	426	19,715
Man Group PLC (United Kingdom)	1,311	12,219
New Century Financial Corp. (R)	764	27,550
Radian Group, Inc.	58	3,086
SBI Holdings, Inc. (Japan)	10	3,947
		156,347

Health Care (2.1%)
Abbott Laboratories	19	887
Aetna, Inc.	334	13,798
Albany Molecular Research, Inc. (NON)	148	1,643
Alpharma, Inc. Class A	215	4,709
Altana AG (Germany)	128	7,473
AMERIGROUP Corp. (NON)	67	2,291
Applera Corp.- Applied Biosystems Group	74	2,697
Astellas Pharma, Inc. (Japan)	100	4,372
Baxter International, Inc.	52	2,326
Becton, Dickinson and Co.	162	11,619
Bio-Rad Laboratories, Inc. Class A (NON)	23	1,816
Bristol-Myers Squibb Co.	711	17,654
Bruker BioSciences Corp. (NON)	213	1,646
Computer Programs & Systems, Inc.	87	3,132
Corvel Corp. (NON)	55	3,149
Eli Lilly Co.	165	8,842
Healthspring, Inc. (NON)	77	1,487
Humana, Inc. (NON)	318	17,204
Immucor, Inc. (NON)	75	2,018
Johnson & Johnson (SEG)	367	24,189
King Pharmaceuticals, Inc. (NON)	79	1,306
LCA-Vision, Inc.	56	1,971
McKesson Corp.	179	8,843
Medcath Corp. (NON)	36	932
Medicis Pharmaceutical Corp. Class A	58	2,139
Mentor Corp.	59	2,947
Merck & Co., Inc.	522	23,234
Molina Healthcare, Inc. (NON)	28	952
Mylan Laboratories, Inc.	62	1,258
Orion Oyj Class B (Finland) (NON)	200	4,171
Pain Therapeutics, Inc. (NON)	177	1,515
Parexel International Corp. (NON)	32	889
PerkinElmer, Inc.	75	1,625
Pfizer, Inc.	1,022	28,095
Renovis, Inc. (NON)	279	893
Santen Pharmaceutical Co., Ltd. (Japan)	400	11,543
Savient Pharmaceuticals, Inc. (NON)	508	5,928
Schering-Plough Corp.	341	7,505
Sciele Pharma, Inc. (NON)	48	1,085
UnitedHealth Group, Inc.	178	8,736
WellCare Health Plans, Inc. (NON)	140	9,040
WellPoint, Inc. (NON)	33	2,497
West Pharmaceutical Services, Inc.	41	2,013
Wyeth	158	7,628
		269,697

Insurance (1.0%)
Allianz SE (Germany)	80	15,621
Allstate Corp. (The)	225	14,283
American Financial Group, Inc.	109	5,691
Chubb Corp. (The)	63	3,261
Commerce Group, Inc.	153	4,668
Compagnia Assicuratrice Unipol SpA (Preference) (Italy)	5,000	15,499
Fidelity National Title Group, Inc. Class A	198	4,483
Fremont General Corp.	554	9,424
Harleysville Group, Inc.	66	2,347
ING Groep NV (Netherlands)	523	22,310
Nationwide Financial Services, Inc. Class A	60	3,120
Safeco Corp.	111	6,723
Safety Insurance Group, Inc.	50	2,619

St. Paul Travelers Cos., Inc. (The)	46	2,383
W.R. Berkley Corp.	190	6,671
Zenith National Insurance Corp.	148	6,832
Zurich Financial Services AG (Switzerland)	15	3,902
		129,837

Investment Banking/Brokerage (0.9%)
American Capital Strategies, Ltd.	46	2,083
Ameriprise Financial, Inc.	34	1,839
Apollo Investment Corp.	81	1,820
Ares Capital Corp.	119	2,243
Credit Suisse Group (Switzerland)	299	19,789
Deutsche Bank AG (Germany)	119	15,403
Goldman Sachs Group, Inc. (The)	69	13,441
Harris & Harris Group, Inc. (NON)	171	2,524
IndyMac Bancorp, Inc.	443	20,356
Knight Capital Group, Inc. Class A (NON)	79	1,391
Lehman Brothers Holdings, Inc.	67	4,936
MCG Capital Corp.	108	2,110
Merrill Lynch & Co., Inc.	70	6,120
Morgan Stanley	217	16,527
SWS Group, Inc.	72	2,331
Technology Investment Capital Corp.	58	929
		113,842

Other (1.2%)
iShares MSCI EAFE Index Fund	1,494	108,240
S&P 500 Index Depository Receipts (SPDR Trust Series 1)	344	48,342
		156,582
Real Estate (7.0%)
AMB Property Corp. (R)	207	12,683
American Home Mortgage Investment Corp. (R)	276	9,762
Amrep Corp.	31	2,718
Anthracite Capital, Inc. (R)	390	4,941
Apartment Investment & Management Co. Class A (R)	235	13,545
Archstone-Smith Operating Trust (R)	463	27,771
Ashford Hospitality Trust, Inc. (R)	986	12,936
AvalonBay Communities, Inc. (R)	222	29,544
Boston Properties, Inc. (R)	343	40,148
BRE Properties (R)	131	8,468
BRT Realty Trust (R)	133	4,060
CB Richard Ellis Group, Inc. Class A (NON)	87	2,865
CBL & Associates Properties (R)	182	7,844
Colonial Properties Trust (R)	282	13,807
Developers Diversified Realty Corp. (R)	262	16,972
Duke Realty Investments, Inc. (R)	214	9,313
Eagle Hospitality Properties Trust, Inc. (R)	708	6,669
Entertainment Properties Trust (R)	262	15,903
Equity Office Properties Trust (R)	842	40,584
Equity Residential Properties Trust (R)	635	33,820
Extra Space Storage, Inc. (R)	247	4,550
Fieldstone Investment Corp. (R)	928	5,215
General Growth Properties, Inc. (R)	470	25,822
Getty Realty Corp. (R)	269	8,352
Health Care Property Investors, Inc. (R)	248	8,995
Health Care REIT, Inc. (R)	397	16,646
Highland Hospitality Corp. (R)	774	10,975
Home Properties of NY, Inc. (R)	158	9,766
HomeBanc Corp. (R)	262	1,103
Hospitality Properties Trust (R)	156	7,830
Host Marriott Corp. (R)	1,122	28,297
HRPT Properties Trust (R)	1,281	16,102
Inland Real Estate Corp. (R)	571	11,077
iStar Financial, Inc. (R)	271	12,680
JER Investors Trust, Inc. (R)	365	7,223
Kimco Realty Corp. (R)	514	23,839
Liberty Property Trust (R)	407	20,842
LTC Properties, Inc. (R)	540	14,915
Luminent Mortgage Capital, Inc. (R)	358	3,695
Mack-Cali Realty Corp. (R)	303	16,556
Macquarie Office Trust (Australia)	12,890	15,764
Medical Properties Trust, Inc. (R)	1,184	17,582
Mission West Properties (R)	309	3,863
National Retail Properties, Inc. (R)	528	12,593
Nationwide Health Properties, Inc. (R)	532	15,742
New Plan Excel Realty Trust (R)	322	9,174
Newcastle Investment Corp. (R)	31	928
NorthStar Realty Finance Corp. (R)	123	1,952
Novastar Financial, Inc. (R)	162	4,941
Omega Healthcare Investors, Inc. (R)	778	13,786
ProLogis Trust (R)	544	35,452
Public Storage, Inc. (R)	206	19,834
RAIT Investment Trust (R)	301	10,032
Reckson Associates Realty Corp. (R)	208	10,063
Regency Centers Corp. (R)	164	12,953
Resource Capital Corp.	293	4,864
Senior Housing Properties Trust (R)	682	14,922
Simon Property Group, Inc. (R)	514	52,418
SL Green Realty Corp. (R)	95	12,848
Vornado Realty Trust (R)	272	34,302
Wharf (Holdings), Ltd. (Hong Kong)	2,000	7,007
		879,853

Technology (2.7%)
Actuate Corp. (NON)	261	1,412
Acxiom Corp.	116	2,891
Advanced Micro Devices, Inc. (NON)	263	5,673
Amkor Technologies, Inc. (NON)	141	1,441
Ansoft Corp. (NON)	65	1,797
Arris Group, Inc. (NON)	76	907
Art Technology Group, Inc. (NON)	372	878
Automatic Data Processing, Inc.	130	6,270
Brocade Communications Systems, Inc. (NON)	886	8,196
Cisco Systems, Inc. (NON)	837	22,499
CommScope, Inc. (NON)	28	845
Convergys Corp. (NON)	247	5,958
Creative Technology, Ltd. (Singapore)	250	1,640
Credence Systems Corp. (NON)	241	925
Digital River, Inc. (NON)	59	3,476
EMC Corp. (NON)	76	996
Emulex Corp. (NON)	44	918
FEI Co. (NON)	107	2,601
Freescale Semiconductor, Inc. Class B (NON)	77	3,075
Fuji Photo Film Cos., Ltd. (Japan)	300	11,949
Fujitsu, Ltd. (Japan)	1,000	8,173
Google, Inc. Class A (NON)	6	2,910
Hewlett-Packard Co.	587	23,163
IBM Corp.	214	19,671
Intel Corp.	748	15,970
Intuit, Inc. (NON)	180	5,666
Konica Corp. (Japan)	500	7,258
LTX Corp. (NON)	214	1,115
MEMC Electronic Materials, Inc. (NON)	189	7,522
Methode Electronics, Inc. Class A	173	1,939
Micronas Semiconductor Holding AG (Switzerland) (NON)	45	939
Microsoft Corp.	936	27,453
MicroStrategy, Inc. (NON)	52	6,160
Misys PLC (United Kingdom)	115	486
Mitsubishi Electric Corp. (Japan)	2,000	18,196
Motorola, Inc.	456	10,110
National Semiconductor Corp.	211	5,104
NEC Corp. (Japan)	1,000	4,778
NTT Data Corp. (Japan)	1	5,029
Omnivision Technologies, Inc. (NON)	52	847
Oracle Corp. (NON)	679	12,921
Polycom, Inc. (NON)	149	4,297
PortalPlayer, Inc. (NON)	215	2,881
Qualcomm, Inc.	179	6,550
RealNetworks, Inc. (NON)	667	7,671
Seiko Epson Corp. (Japan)	100	2,437
Skyworks Solutions, Inc. (NON)	132	958
Solomon Systech International, Ltd. (Hong Kong)	96,000	15,057
Spansion, Inc. Class A (NON)	212	3,097
Sybase, Inc. (NON)	37	886
Technitrol, Inc.	69	1,896
Tektronix, Inc.	36	1,100
Texas Instruments, Inc.	130	3,842
TheStreet.com, Inc.	365	3,570
Thomson Multimedia SA (France)	57	1,059
Toshiba Corp. (Japan)	1,000	6,402
Travelzoo, Inc. (NON)	56	1,733
Varian, Inc. (NON)	21	926
Veeco Instruments, Inc. (NON)	123	2,310
		336,429

Transportation (0.8%)
Arkansas Best Corp.	23	872
British Airways PLC (United Kingdom) (NON)	381	3,691
Compagnie Maritime Belge SA (Belgium)	135	5,308
Continental Airlines, Inc. Class B (NON)	38	1,544
Deutsche Lufthansa AG (Germany)	399	10,012
EGL, Inc. (NON)	28	894
ExpressJet Holdings, Inc. (NON)	467	3,689
Frontline, Ltd. (Bermuda)	450	16,099
Norfolk Southern Corp.	96	4,728
Orient Overseas International, Ltd. (Hong Kong)	1,000	6,338
Overseas Shipholding Group	108	6,216
Qantas Airways, Ltd. (Australia)	3,012	11,764
Singapore Airlines, Ltd. (Singapore)	1,000	10,197
Singapore Maritime, Ltd. (Singapore)	9,000	6,492
Southwest Airlines Co.	263	4,132
Stolt-Nielsen SA (United Kingdom)	50	1,517
TAL International Group, Inc.	45	1,121
		94,614

Utilities & Power (1.2%)
Allete, Inc.	23	1,072
American Electric Power Co., Inc.	33	1,370
Cleco Corp.	34	871
Edison International	80	3,678
Enel SpA (Italy)	1,962	20,039
Energen Corp.	19	862
Exelon Corp.	38	2,308
FirstEnergy Corp.	101	6,044
Hokkaido Electric Power Co., Inc. (Japan)	700	17,237
National Grid PLC (United Kingdom)	713	9,649

NICOR, Inc.		100	4,955
NSTAR		105	3,694
OGE Energy Corp.		37	1,451
ONEOK, Inc.		88	3,805
PG&E Corp.		338	15,524
Portland General Electric Co.		116	3,224
Singapore Petroleum Co., Ltd. (Singapore)		1,000	2,898
Southwest Gas Corp.		24	901
Tokyo Electric Power Co. (Japan)		600	18,714
TXU Corp.		430	24,678
UIL Holdings Corp.		103	4,426
Westar Energy, Inc.		35	931
WGL Holdings, Inc.		39	1,289
			149,620

Total common stocks (cost $3,406,455)			$3,868,201

CORPORATE BONDS AND NOTES (27.2%)(a)
		Principal amount	Value

Basic Materials (1.4%)
AK Steel Corp. company guaranty 7 3/4s, 2012		$10,000	$9,950
ARCO Chemical Co. debs. 10 1/4s, 2010		10,000	11,100
BCP Crystal US Holdings Corp. sr. sub. notes 9 5/8s,
2014		5,000	5,488
Builders FirstSource, Inc. company guaranty FRB
9.624s, 2012		5,000	4,900
Chaparral Steel Co. company guaranty 10s, 2013		10,000	11,125
Compass Minerals International, Inc. sr. disc. notes
stepped-coupon Ser. B, zero % (12s, 6/1/08), 2013 (STP)		5,000	4,750
Corp/Hexion Nova Scotia Finance ULC 144A sr. notes
9 3/4s, 2014		10,000	10,150
Covalence Specialty Materials Corp. 144A sr. sub.
notes 10 1/4s, 2016		10,000	9,600
Crystal US Holdings, LLC sr. disc. notes
stepped-coupon Ser. A, zero % (10s, 10/1/09), 2014
(STP)		15,000	12,675
Georgia-Pacific Corp. debs. 9 1/2s, 2011		5,000	5,500
Georgia-Pacific Corp. sr. notes 8s, 2024		5,000	5,125
IMC Global, Inc. notes 7.3s, 2028		5,000	4,550
Jefferson Smurfit Corp. company guaranty 8 1/4s, 2012		3,000	2,888
Lyondell Chemical Co. company guaranty 8 1/4s, 2016		5,000	5,200
Lyondell Chemical Co. company guaranty 8s, 2014		5,000	5,156
MDP Acquisitions PLC sr. notes 9 5/8s, 2012 (Ireland)		5,000	5,288
Momentive Performance Materials, Inc. 144A sr. notes
9 3/4s, 2014		10,000	10,025
Mosaic Co. (The) 144A sr. notes 7 5/8s, 2016		5,000	5,113
Nalco Co. sr. sub. notes 9s, 2013	EUR	5,000	7,253
NewPage Corp. sec. notes 10s, 2012		$5,000	5,263
Newpage Holding Corp. sr. notes 12.389s, 2013 (PIK)		5,000	4,850
Norske Skog Canada, Ltd. company guaranty Ser. D,
8 5/8s, 2011 (Canada)		5,000	5,050
Novelis, Inc. 144A sr. notes 7 1/4s, 2015		10,000	9,600
PQ Corp. company guaranty 7 1/2s, 2013		5,000	4,875
Stone Container Corp. sr. notes 9 3/4s, 2011		4,000	4,130
Stone Container Finance company guaranty 7 3/8s, 2014
(Canada)		10,000	9,100
			178,704

Capital Goods (1.1%)
Alliant Techsystems, Inc. sr. sub. notes 6 3/4s, 2016		10,000	9,900
Allied Waste North America, Inc. company guaranty Ser.
B, 8 1/2s, 2008		5,000	5,263
Blount, Inc. sr. sub. notes 8 7/8s, 2012		5,000	5,100
Browning-Ferris Industries, Inc. sr. notes 6 3/8s, 2008		10,000	10,038
Case New Holland, Inc. company guaranty 9 1/4s, 2011		5,000	5,306
Crown Americas, LLC/Crown Americas Capital Corp. sr.
notes 7 5/8s, 2013		5,000	5,125
Crown Euro Holdings SA company guaranty 6 1/4s, 2011
(France)	EUR	5,000	6,912
Graham Packaging Co., Inc. sub. notes 9 7/8s, 2014		$10,000	9,900
Greenbrier Cos., Inc. company guaranty 8 3/8s, 2015		5,000	5,075
K&F Acquisitions, Inc. company guaranty 7 3/4s, 2014		10,000	10,225
L-3 Communications Corp. sr. sub. notes 5 7/8s, 2015		10,000	9,700
L-3 Communications Corp. sr. sub. notes Class B,
6 3/8s, 2015		5,000	4,963
Legrand SA debs. 8 1/2s, 2025 (France)		5,000	5,700
Manitowoc Co., Inc. (The) company guaranty 10 1/2s,
2012		5,000	5,375
Milacron Escrow Corp. sec. notes 11 1/2s, 2011		10,000	9,450
Owens-Illinois, Inc. debs. 7 1/2s, 2010		5,000	5,050
RBS Global, Inc. and Rexnord Corp. 144A company
guaranty 9 1/2s, 2014		10,000	10,425
Solo Cup Co. sr. sub. notes 8 1/2s, 2014		10,000	8,400
Tekni-Plex, Inc. 144A sec. notes 10 7/8s, 2012		5,000	5,625
Terex Corp. company guaranty 7 3/8s, 2014		5,000	5,075
			142,607

Communication Services (0.9%)
American Cellular Corp. sr. notes Ser. B, 10s, 2011		5,000	5,275
Centennial Communications Corp. sr. notes 10s, 2013		5,000	5,225
Cricket Communications, Inc. 144A sr. notes 9 3/8s,
2014		5,000	5,113
Dobson Communications Corp. sr. notes 8 7/8s, 2013		5,000	5,038

Idearc Inc. 144A sr. notes 8s, 2016	15,000	15,244
Intelsat Bermuda, Ltd. 144A sr. notes 11 1/4s, 2016
(Bermuda)	10,000	10,963
Level 3 Communications, Inc. sr. notes 11 1/2s, 2010	5,000	5,206
Level 3 Financing, Inc. 144A sr. notes 9 1/4s, 2014	5,000	5,056
MetroPCS Wireless Inc. 144A sr. notes 9 1/4s, 2014	5,000	5,081
PanAmSat Corp. company guaranty 9s, 2014	5,000	5,250
Qwest Corp. notes 8 7/8s, 2012	15,000	16,706
Rural Cellular Corp. sr. sub. FRN 11.121s, 2012	5,000	5,200
Rural Cellular Corp. sr. sub. notes 9 3/4s, 2010	5,000	5,125
Time Warner Telecom, Inc. company guaranty 9 1/4s, 2014	5,000	5,325
Windstream Corp. 144A sr. notes 8 5/8s, 2016	5,000	5,444
Windstream Corp. 144A sr. notes 8 1/8s, 2013	5,000	5,413
		110,664

Consumer Cyclicals (3.4%)
American Media, Inc. company guaranty Ser. B, 10 1/4s,
2009	5,000	4,850
ArvinMeritor, Inc. notes 8 3/4s, 2012	2,000	2,020
ArvinMeritor, Inc. sr. unsecd. notes 8 1/8s, 2015	5,000	4,813
Associated Materials, Inc. company guaranty 9 3/4s,
2012	10,000	10,225
Beazer Homes USA, Inc. company guaranty 6 7/8s, 2015	5,000	4,825
Bon-Ton Stores, Inc. (The) company guaranty 10 1/4s,
2014	5,000	5,150
Boyd Gaming Corp. sr. sub. notes 7 3/4s, 2012	5,000	5,156
Boyd Gaming Corp. sr. sub. notes 7 1/8s, 2016	5,000	4,950
CanWest Media, Inc. company guaranty 8s, 2012 (Canada)	5,000	5,163
Cenveo Corp., sr. sub. notes 7 7/8s, 2013	3,000	2,865
Corrections Corporation of America sr. notes 7 1/2s,
2011	5,000	5,138
DaimlerChrysler NA Holding Corp. notes Ser. MTN,
5 3/4s, 2011	5,000	5,028
Dura Operating Corp. company guaranty 9s, 2009 (In
default) (NON)	6,950	235
Ford Motor Co. notes 7.45s, 2031	15,000	11,869
Ford Motor Credit Corp. notes 7 7/8s, 2010	10,000	10,045
Ford Motor Credit Corp. notes 7 3/8s, 2009	5,000	4,992
Ford Motor Credit Corp. notes 6 1/2s, 2007	5,000	5,001
Ford Motor Credit Corp. sr. notes 9 7/8s, 2011	15,000	15,974
General Motors Acceptance Corp. notes 7 3/4s, 2010	5,000	5,234
General Motors Acceptance Corp. notes 6 7/8s, 2012	5,000	5,153
General Motors Acceptance Corp. notes 6 7/8s, 2011	15,000	15,444
General Motors Acceptance Corp. notes 6 3/4s, 2014	35,000	35,890
General Motors Acceptance Corp. sr. notes Ser. GM,
6.311s, 2007	12,000	11,903
General Motors Corp. notes 7.2s, 2011	20,000	19,075
Goodman Global Holding Co., Inc. sr. notes FRN Ser. B,
8.329s, 2012	10,000	10,200
Goodyear Tire & Rubber Co. (The) sr. notes 9s, 2015	10,000	10,225
Goodyear Tire & Rubber Co. (The) 144A sr. notes
8 5/8s, 2011	5,000	5,075
Host Marriott LP sr. notes Ser. M, 7s, 2012 (R)	15,000	15,225
Jostens IH Corp. company guaranty 7 5/8s, 2012	10,000	10,100
K. Hovnanian Enterprises, Inc. company guaranty
7 3/4s, 2013	5,000	4,913
Lear Corp. company guaranty Ser. B, 8.11s, 2009	15,000	15,806
Lear Corp. 144A sr. notes 8 1/2s, 2013	5,000	4,956
Levi Strauss & Co. sr. notes 8 7/8s, 2016	5,000	5,169
MGM Mirage, Inc. company guaranty 8 1/2s, 2010	5,000	5,338
MGM Mirage, Inc. company guaranty 6s, 2009	15,000	14,963
Michaels Stores, Inc. 144A sr. notes 10s, 2014	5,000	5,106
Michaels Stores, Inc. 144A sr. sub. notes 11 3/8s, 2016	5,000	5,125
Neiman-Marcus Group, Inc. company guaranty 9s, 2015	15,000	16,256
R.H. Donnelley Corp. sr. disc. notes Ser. A-2, 6 7/8s,
2013	5,000	4,788
R.H. Donnelley Corp. sr. notes Ser. A-3, 8 7/8s, 2016	5,000	5,250
Scientific Games Corp. company guaranty 6 1/4s, 2012	5,000	4,838
Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014	10,000	10,388
Standard Pacific Corp. sr. notes 7s, 2015	5,000	4,763
Standard Pacific Corp. sr. notes 6 1/2s, 2008	5,000	4,994
Station Casinos, Inc. sr. notes 6s, 2012	5,000	4,800
Tenneco Automotive, Inc. company guaranty 8 5/8s, 2014	10,000	10,150
Texas Industries, Inc. sr. unsecd. notes 7 1/4s, 2013	5,000	5,050
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sub.
notes 8 1/2s, 2014	10,000	9,650
Trump Entertainment Resorts, Inc. sec. notes 8 1/2s,
2015	5,000	4,963
TRW Automotive, Inc. sr. notes 9 3/8s, 2013	10,000	10,725
United Auto Group, Inc. 144A sr. sub. notes 7 3/4s,
2016	5,000	5,000
Vertis, Inc. company guaranty Ser. B, 10 7/8s, 2009	10,000	9,925
Vertis, Inc. 144A sub. notes 13 1/2s, 2009	5,000	4,475
		429,214

Consumer Staples (1.8%)
Affinion Group, Inc. company guaranty 11 1/2s, 2015	5,000	5,275
Affinion Group, Inc. company guaranty 10 1/8s, 2013	5,000	5,288
AMC Entertainment, Inc. sr. sub. notes 8s, 2014	5,000	4,825
Avis Budget Car Rental, LLC 144A sr. notes 7 5/8s, 2014	5,000	4,831
Brand Services, Inc. company guaranty 12s, 2012	5,000	5,581
Buffets, Inc. 144A sr. unsec 12 1/2s, 2014	5,000	5,013
Burlington Coat Factory Warehouse Corp. 144A sr. notes

11 1/8s, 2014		5,000	4,963
CCH I, LLC/Capital Corp. sec. notes 11s, 2015		10,000	9,800
CCH II, LLC/Capital Corp. sr. notes Ser. B, 10 1/4s,
2010		10,000	10,425
CCH, LLC/Capital Corp. sr. notes 10 1/4s, 2010		20,000	20,900
Chiquita Brands International, Inc. sr. notes 7 1/2s,
2014		5,000	4,413
Cinemark, Inc. sr. disc. notes stepped-coupon zero %
(9 3/4s, 3/15/09), 2014 (STP)		10,000	8,200
Constellation Brands, Inc. company guaranty Ser. B,
8s, 2008		5,000	5,119
CSC Holdings, Inc. 144A sr. notes 6 3/4s, 2012		10,000	9,825
Dean Foods Co. company guaranty 7s, 2016		5,000	5,106
Del Monte Corp. sr. sub. notes 8 5/8s, 2012		10,000	10,550
DirecTV Holdings, LLC company guaranty 6 3/8s, 2015		10,000	9,650
Echostar DBS Corp. sr. notes 6 3/8s, 2011		10,000	9,950
Echostar DBS Corp. 144A sr. notes 7s, 2013		5,000	4,988
Elizabeth Arden, Inc. company guaranty 7 3/4s, 2014		5,000	4,975
Hertz Corp. 144A sr. notes 8 7/8s, 2014		10,000	10,375
Insight Midwest LP/Insight Capital, Inc. sr. notes
9 3/4s, 2009		3,000	3,041
Interpublic Group of Companies, Inc. notes 6 1/4s, 2014		5,000	4,563
Liberty Media Corp. debs. 8 1/4s, 2030		5,000	5,024
LIN Television Corp. company guaranty Ser. B, 6 1/2s,
2013		5,000	4,750
Pinnacle Foods Holding Corp. sr. sub. notes 8 1/4s,
2013		10,000	10,200
Playtex Products, Inc. sec. notes 8s, 2011		5,000	5,225
Reynolds American, Inc. 144A sec. notes 7 1/4s, 2013		10,000	10,471
Rite Aid Corp. sec. notes 8 1/8s, 2010		5,000	5,063
Sirius Satellite Radio, Inc. sr. unsecd. notes 9 5/8s,
2013		5,000	4,938
Spectrum Brands, Inc. company guaranty 7 3/8s, 2015		10,000	8,425
United Rentals NA, Inc. sr. sub. notes 7 3/4s, 2013		3,000	3,000
United Rentals NA, Inc. sr. sub. notes 7s, 2014		5,000	4,850
			229,602

Energy (0.8%)
Arch Western Finance, LLC sr. notes 6 3/4s, 2013		15,000	14,700
Chesapeake Energy Corp. sr. notes 7 1/2s, 2013		10,000	10,325
Complete Production Services, Inc. 144A sr. notes 8s,
2016		10,000	10,100
Compton Petroleum Corp. company guaranty 7 5/8s, 2013
(Canada)		5,000	4,750
Harvest Operations Corp. sr. notes 7 7/8s, 2011
(Canada)		5,000	4,750
Kerr-McGee Corp. sec. notes 6.95s, 2024		5,000	5,500
Peabody Energy Corp. company guaranty 7 3/8s, 2016		5,000	5,256
Peabody Energy Corp. sr. notes 5 7/8s, 2016		10,000	9,550
PetroHawk Energy Corp. company guaranty 9 1/8s, 2013		15,000	15,619
Pogo Producing Co. sr. sub. notes 6 7/8s, 2017		5,000	4,788
Pogo Producing Co. 144A sr. sub. notes 7 7/8s, 2013		5,000	5,125
Pride International, Inc. sr. notes 7 3/8s, 2014		5,000	5,188
Quicksilver Resources, Inc. company guaranty 7 1/8s,
2016		5,000	4,800
Targa Resources, Inc. 144A company guaranty 8 1/2s,
2013		5,000	5,050
			105,501

Financial (1.9%)
Bayerische Landesbank bonds Ser. 5, 5 1/4s, 2009
(Germany)	EUR	23,000	31,443
CIT Group, Inc. sr. notes 5s, 2014		$5,000	4,892
Depfa ACS Bank sr. sec. public loan notes 3 1/4s, 2008
(Ireland)	EUR	150,000	197,215
Mizuho Financial Group Cayman, Ltd. bank guaranty
8 3/8s, 2049 (Cayman Islands)		$5,000	5,284
			238,834

Government (1.0%)
European Investment Bank supranational bank bonds
3 1/2s, 2014 (Luxembourg)	CHF	40,000	35,887
Norddeutsche Landesbank Girozentrale bonds Ser. 7,
5 3/4s, 2010 (Germany)	EUR	24,000	34,098
Oester Postspark Bawag foreign government guaranty
Ser. EMTN, 3 1/4s, 2011 (Austria)	CHF	60,000	52,126
			122,111

Health Care (0.6%)
Community Health Systems, Inc. sr. sub. notes 6 1/2s,
2012		$5,000	4,813
DaVita, Inc. company guaranty 6 5/8s, 2013		5,000	4,963
HCA, Inc. notes 6 3/8s, 2015		15,000	12,488
HCA, Inc. 144A sec. notes 9 5/8s, 2016		5,000	5,238
HCA, Inc. 144A sec. notes 9 1/4s, 2016		10,000	10,438
MedQuest, Inc. company guaranty Ser. B, 11 7/8s, 2012		5,000	4,050
Omnicare, Inc. sr. sub. notes 6 1/8s, 2013		5,000	4,725
Service Corporation International sr. notes 6 3/4s,
2016		5,000	4,913
Stewart Enterprises, Inc. sr. notes 6 1/4s, 2013		5,000	4,763
Tenet Healthcare Corp. notes 7 3/8s, 2013		10,000	9,125
Tenet Healthcare Corp. sr. notes 9 7/8s, 2014		5,000	5,013
Triad Hospitals, Inc. sr. sub. notes 7s, 2013		10,000	10,025

			80,554

Other (12.5%)
Dow Jones CDX HY pass-through certificates Ser. 4-T2,
6 3/4s, 2010		152,558	154,656
Dow Jones CDX HY pass-through certificates Ser. 4-T3,
8s, 2010		320,000	329,891
Dow Jones CDX HY 4-T1 pass-through certificates Ser.
4-T1, 8 1/4s, 2010		280,250	290,228
Dow Jones CDX NA HY pass-through certificates Ser.
5-T1, 8 3/4s, 2010		384,000	405,120
iBond Securities, PLC sec. FRN Ser. 4C, 3.69s, 2009
(Ireland)	EUR	150,000	198,705
TRAINS 144A sec. notes 7.548s, 2016		$196,000	198,581
			1,577,181

Technology (0.8%)
Advanced Micro Devices, Inc. sr. notes 7 3/4s, 2012		3,000	3,075
Amkor Technologies, Inc. sr. notes 7 3/4s, 2013		3,000	2,813
Amkor Technologies, Inc. sr. unsecd. notes 9 1/4s, 2016		5,000	4,925
Compucom Systems, Inc. 144A sr. notes 12s, 2014		5,000	5,150
Computer Associates International, Inc. 144A sr. notes
6 1/8s, 2014		5,000	4,744
Conexant Systems, Inc. 144A sec. FRN 9.126s, 2010		5,000	5,056
Electronic Data Systems Corp. sec. sr. notes Ser. B,
6 1/2s, 2013		5,000	5,115
Freescale Semiconductor, Inc. 144A sr. notes 9 7/8s,
2014 (PIK)		5,000	5,000
Freescale Semiconductor, Inc. 144A sr. notes 8 7/8s,
2014		15,000	15,038
Freescale Semiconductor, Inc. 144A sr. sub. notes
10 1/8s, 2016		10,000	10,113
Nortel Networks, Ltd. 144A company guaranty FRN
9.624s, 2011 (Canada)		5,000	5,188
Seagate Technology Hdd Holdings company guaranty 6.8s,
2016 (Cayman Islands)		5,000	4,967
SunGard Data Systems, Inc. company guaranty 10 1/4s,
2015		4,000	4,240
SunGard Data Systems, Inc. company guaranty 9 1/8s,
2013		10,000	10,488
Unisys Corp. sr. notes 8s, 2012		5,000	4,875
Xerox Corp. unsec. sr. notes 6 3/4s, 2017		5,000	5,317
			96,104

Transportation (--%)
Kansas City Southern Railway Co. company guaranty
9 1/2s, 2008		5,000	5,250

Utilities & Power (1.0%)
AES Corp. (The) 144A sec. notes 8 3/4s, 2013		15,000	16,125
CMS Energy Corp. sr. notes 7 1/2s, 2009		5,000	5,163
Dynegy-Roseton Danskamme company guaranty Ser. B,
7.67s, 2016		5,000	5,138
Edison Mission Energy sr. unsec 7 1/2s, 2013		5,000	5,188
El Paso Production Holding Co. company guaranty
7 3/4s, 2013		15,000	15,544
Midwest Generation, LLC sec. sr. notes 8 3/4s, 2034		10,000	10,850
Mirant North America, LLC company guaranty 7 3/8s, 2013		10,000	10,125
NRG Energy, Inc. company guaranty 7 3/8s, 2017		5,000	4,994
NRG Energy, Inc. sr. notes 7 3/8s, 2016		20,000	20,000
PSEG Energy Holdings, Inc. sr. notes 8 1/2s, 2011		5,000	5,375
Southern Union Co. jr. sub. FRN 7.2s, 2066		5,000	5,034
TXU Corp. sr. notes Ser. P, 5.55s, 2014		15,000	14,413
Williams Cos., Inc. (The) notes 7 5/8s, 2019		10,000	10,600
			128,549

Total corporate bonds and notes (cost $3,348,076)			$3,444,875

CONVERTIBLE PREFERRED STOCKS (9.4%)(a)
		Shares	Value

Basic Materials (0.8%)
Bunge, Ltd. 4.875% cv. pfd.		146	$15,020
Huntsman Corp. $2.50 cv. pfd.		2,300	90,275
			105,295

Capital Goods (1.0%)
Northrop Grumman Corp. Ser. B, $7.00 cum. cv. pfd.		1,000	131,125

Communication Services (0.8%)
Crown Castle International Corp. $3.125 cum. cv. pfd.		1,900	105,450

Consumer Cyclicals (1.3%)
General Motors Corp. Ser. A, $1.125 cv. pfd.		6,500	163,313

Consumer Staples (0.7%)
Universal Corp. 6.75% cv. pfd.		71	82,680

Financial (2.7%)
Affiliated Managers Group, Inc. 144A $2.55 cv. pfd.		275	14,266
E*Trade Financial Corp. $1.531 cum. cv. pfd.		750	23,063
Fannie Mae Ser. 04-1, 5.375% cv. pfd.		1	99,517
Marshall & Ilsley Corp. $1.625 cv. pfd.		3,700	97,310

Sovereign Capital Trust IV $2.188 cv. pfd.			2,200	108,625
				342,781

Utilities & Power (2.1%)
El Paso Energy Capital Trust I $2.375 cv. pfd.			3,800	147,250
Entergy Corp. $3.813 cv. pfd.			1,900	112,338
				259,588
Total convertible preferred stocks (cost $1,143,674)				$1,190,232
FOREIGN GOVERNMENT BONDS AND NOTES (6.9%)(a)
			Principal amount	Value

Austria (Republic of) notes Ser. EMTN, 3 3/8s, 2012		CHF	140,000	$123,184
Austria (Republic of) 144A notes Ser. EMTN, 3.8s, 2013		EUR	52,000	69,484
Denmark (Kingdom of) bonds 6s, 2009		DKK	149,000	28,178
France (Government of) bonds 5 1/2s, 2029		EUR	63,000	103,569
France (Government of) bonds 4s, 2013		EUR	32,974	44,532
France (Government of) bonds Ser. OATe, 3s, 2012		EUR	21,646	31,025
Ireland (Republic of) bonds 5s, 2013		EUR	30,000	42,757
Japan (Government of) bonds Ser. 4, 0 1/2s, 2015		JPY	10,110,000	83,085
Japan (Government of) 30 yr bonds Ser. 23, 2 1/2s, 2036		JPY	3,500,000	31,221
Japan (Government of) CPI Linked bonds Ser. 8, 1s, 2016		JPY	5,231,200	44,429
Netherlands (Government of) bonds 5s, 2012		EUR	70,000	98,965
Norwegian (Government of) bonds 5 1/2s, 2009		NOK	300,000	50,263
Spain (Government of) bonds 6.15s, 2013		EUR	26,000	39,088
Sweden (Government of) debs. Ser. 1041, 6 3/4s, 2014		SEK	125,000	21,985
United Kingdom treasury bonds 4 1/4s, 2036		GBP	31,000	63,058

Total foreign government bonds and notes (cost $820,358)				$874,823

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (4.1%)(a)
			Principal amount	Value

Federal National Mortgage Association Pass-Through
Certificates
6 1/2s, August 1, 2034			$32,796	$33,494
5 1/2s, with due dates from July 1, 2035 to
December 1, 2035			486,104	484,700
Total U.S. government and agency mortgage obligations (cost $517,399)				$518,194

COLLATERALIZED MORTGAGE OBLIGATIONS (3.1%)(a)
			Principal amount	Value

Banc of America Large Loan 144A FRB Ser. 05-MIB1,
Class K, 7.32s, 2022			$7,000	$6,952
Chase Commercial Mortgage Securities Corp. 144A Ser.
98-1, Class H, 6.34s, 2030			6,000	5,185
Commercial Mortgage Pass-Through Certificates
Ser.	06-C7, Class A4, 5.962s, 2046		54,000	56,881
Ser.	04-LB2A, Class A4, 4.715s, 2039		22,000	21,440
Countrywide Alternative Loan Trust Ser. 05-24,
Class IIAX, Interest Only (IO), 1.201s, 2035			40,648	1,236
Countrywide Home Loans Ser. 05-9, Class 1X, IO,
0.969s, 2035			38,466	900
CS First Boston Mortgage Securities Corp.
Ser. 97-C2, Class F, 7.46s, 2035			7,000	7,794
Ser. 05-C4, Class A5, 5.104s, 2038			13,000	12,976
Fannie Mae
Ser.	02-T12, Class A4, 9 1/2s, 2042		414	439
Ser.	02-T4, Class A4, 9 1/2s, 2041		1,806	1,921
Ser.	02-T6, Class A3, 9 1/2s, 2041		712	745
Ser.	05-W3, Class 1A, 7 1/2s, 2045		4,886	5,180
Ser.	05-W1, Class 1A4, 7 1/2s, 2044		3,481	3,676
Ser.	04-W12, Class 1A4, 7 1/2s, 2044		2,727	2,881
Ser.	04-W14, Class 2A, 7 1/2s, 2044		615	650
Ser.	04-W8, Class 3A, 7 1/2s, 2044		1,415	1,496
Ser.	04-W11, Class 1A4, 7 1/2s, 2044		6,644	7,019
Ser.	04-W2, Class 5A, 7 1/2s, 2044		4,784	5,047
Ser.	04-T2, Class 1A4, 7 1/2s, 2043		1,359	1,435
Ser.	03-W1, Class 2A, 7 1/2s, 2042		25,117	26,292
Ser.	03-W4, Class 4A, 7 1/2s, 2042		284	298
Ser.	02-T18, Class A4, 7 1/2s, 2042		3,443	3,612
Ser.	03-W3, Class 1A3, 7 1/2s, 2042		736	772
Ser.	02-T16, Class A3, 7 1/2s, 2042		8,916	9,353
Ser.	02-T19, Class A3, 7 1/2s, 2042		4,285	4,497
Ser.	02-W6, Class 2A, 7 1/2s, 2042		2,876	3,017
Ser.	02-W4, Class A5, 7 1/2s, 2042		2,677	2,802
Ser.	02-W1, Class 2A, 7 1/2s, 2042		4,080	4,259
Ser.	02-T6, Class A2, 7 1/2s, 2041		1,622	1,689
Ser.	01-T12, Class A2, 7 1/2s, 2041		1,021	1,065
Ser.	01-T8, Class A1, 7 1/2s, 2041		1,663	1,732
Ser.	01-T7, Class A1, 7 1/2s, 2041		7,784	8,102
Ser.	01-T3, Class A1, 7 1/2s, 2040		172	179
Ser.	01-T1, Class A1, 7 1/2s, 2040		178	186
Ser.	99-T2, Class A1, 7 1/2s, 2039		258	273
Ser.	03-W10, Class 1A1, 7 1/2s, 2032		3,290	3,444
Ser.	02-W7, Class A5, 7 1/2s, 2029		693	726
Ser.	01-T4, Class A1, 7 1/2s, 2028		346	366
Ser.	02-W3, Class A5, 7 1/2s, 2028		1,158	1,213
Ser.	02-26, Class A1, 7s, 2048		1,772	1,836
Ser.	04-T3, Class 1A3, 7s, 2044		3,606	3,761
Ser.	03-W3, Class 1A2, 7s, 2042		1,699	1,762
Ser.	02-T16, Class A2, 7s, 2042		1,952	2,025
Ser.	02-14, Class A1, 7s, 2042		3,033	3,139
Ser.	01-T10, Class A1, 7s, 2041		1,728	1,785

Ser. 04-W1, Class 2A2, 7s, 2033			8,006	8,343
IFB Ser. 05-74, Class SE, IO, 0.78s, 2035			145,230	4,091
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
Ser. T-42, Class A6, 9 1/2s, 2042			401	426
Ser. T-60, Class 1A3, 7 1/2s, 2044			6,392	6,751
Ser. T-59, Class 1A3, 7 1/2s, 2043			3,424	3,626
Ser. T-57, Class 1A3, 7 1/2s, 2043			4,555	4,792
Ser. T-51, Class 2A, 7 1/2s, 2042			17,699	18,504
Ser. T-42, Class A5, 7 1/2s, 2042			801	838
Ser. T-41, Class 3A, 7 1/2s, 2032			4,566	4,778
Ser. T-60, Class 1A2, 7s, 2044			8,804	9,177
Ser. T-41, Class 2A, 7s, 2032			508	525
GS Mortgage Securities Corp. II
Ser. 04-GG2, Class A6, 5.396s, 2038			10,000	10,180
Ser. 05-GG4, Class A4B, 4.732s, 2039			10,000	9,685
GS Mortgage Securities Corp. II 144A Ser. 03-C1,
Class X1, IO, 0.277s, 2040			217,907	3,935
JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 06-CB14, Class A4, 5.481s, 2044			10,000	10,203
Ser. 05-CB11, Class A4, 5.335s, 2037			15,000	15,216
LB Commercial Conduit Mortgage Trust 144A Ser. 98-C4,
Class J, 5.6s, 2035			2,000	1,834
LB-UBS Commercial Mortgage Trust
Ser. 05-C7, Class AM, 5.263s, 2040			6,000	6,040
Ser. 04-C7, Class A6, 4.786s, 2029			10,000	9,792
LB-UBS Commercial Mortgage Trust 144A
Ser. 05-C2, Class XCL, IO, 0.124s, 2040			430,154	4,562
Ser. 06-C1, Class XCL, IO, 0.07s, 2041			345,889	3,882
Wachovia Bank Commercial Mortgage Trust
Ser. 06-C23, Class A4, 5.418s, 2045			13,000	13,271
Ser. 04-C15, Class A4, 4.803s, 2041			10,000	9,773

Total collateralized mortgage obligations (cost $390,282)				$392,262

CONVERTIBLE BONDS AND NOTES (2.2%)(a)
			Principal amount	Value

Agere Systems, Inc. cv. sub. notes 6 1/2s, 2009			$100,000	$101,125
Pier 1 Imports, Inc. 144A cv. sr. unsub. notes
stepped-coupon 6 3/8s (6 1/8s, 2/15/11) 2036 (STP)			100,000	94,125
Safeguard Scientifics, Inc. cv. sr. notes 2 5/8s, 2024			100,000	84,000

Total convertible bonds and notes (cost $283,627)				$279,250

ASSET-BACKED SECURITIES (0.8%)(a)
			Principal amount	Value

Bay View Auto Trust Ser. 05-LJ2, Class D, 5.27s, 2014			$1,000	$991
Bombardier Capital Mortgage Securitization Corp.
Ser. 00-A, Class A4, 8.29s, 2030			2,695	1,965
Ser. 01-A, Class A, 6.805s, 2030			4,213	4,309
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-HE4,
Class M11, 7.82s, 2035			5,000	4,255
Countrywide Home Loans Ser. 05-2, Class 2X, IO, 1.16s,
2035			21,838	525
Green Tree Financial Corp.
Ser. 96-3, Class A5, 7.35s, 2027			3,519	3,625
Ser. 97-6, Class M1, 7.21s, 2029			21,000	19,404
Ser. 99-3, Class A7, 6.74s, 2031			11,000	10,955
Ser. 99-1, Class A5, 6.11s, 2023			2,058	2,063
Greenpoint Mortgage Funding Trust Ser. 05-AR1,
Class X1, IO, 1.36s, 2045			26,546	755
Lehman Mortgage Trust IFB Ser. 06-6, Class 1A3, IO,
1.18s, 2036			50,928	2,685
Long Beach Mortgage Loan Trust FRB Ser. 06-2,
Class M10, 7.82s, 2036			3,000	2,699
Long Beach Mortgage Loan Trust 144A FRB Ser. 06-2,
Class B, 7.82s, 2036			3,000	2,459
Navistar Financial Corp. Owner Trust
Ser. 05-A, Class C, 4.84s, 2014			754	742
Ser. 04-B, Class C, 3.93s, 2012			622	608
Option One Mortgage Loan Trust FRB Ser. 05-4,
Class M11, 7.82s, 2035			3,000	2,725
Park Place Securities, Inc. 144A FRB Ser. 05-WCW2,
Class M11, 7.82s, 2035			3,000	2,131
Residential Asset Securities Corp. 144A FRB Ser.
05-KS10, Class B, 8.07s, 2035			5,000	4,477
Soundview Home Equity Loan Trust 144A FRB Ser. 05-4,
Class M10, 7.82%, 2036			3,000	2,739
Wells Fargo Mortgage Backed Securities Trust Ser.
05-AR12, Class 2A5, 4.319s, 2035			26,000	25,558
WFS Financial Owner Trust Ser. 05-1, Class D, 4 1/4s,
2012			1,463	1,394

Total asset-backed securities (cost $95,976)				$97,064

PURCHASED OPTIONS OUTSTANDING (--%)(a)
		Contract	Expiration
		amount	date/strike price	Value

Option on an interest rate swap with Citibank, N.A.
London for the right to receive a fixed rate swap
of 4.1925% versus the six month EUR-EURIBOR-Telerate
maturing October 13, 2016.	EUR	166,000	Oct 11/4.1925	$5,300
Option on an interest rate swap with Citibank, N.A.
London for the right to pay a fixed rate swap

of 4.1925% versus the six month EUR-EURIBOR-Telerate
maturing October 13, 2016.	EUR	211,000	Oct 11/4.1925	4,654
Option on an interest rate swap with Lehman Brothers
for the right to pay a fixed rate swap of 4.148%
versus the six month EUR-EURIBOR-Telerate maturing
October 10, 2016.	EUR	211,000	Oct 11/4.148	4,987
Option on an interest rate swap with Lehman Brothers
for the right to receive a fixed rate swap of 4.148%
versus the six month EUR-EURIBOR-Telerate maturing
October 10, 2016.	EUR	166,000	Oct 11/4.148	4,910

Total purchased options outstanding (cost $19,066)				$19,851

SHORT-TERM INVESTMENTS (15.3%)(a) (cost $1,934,636)
			Shares	Value

Putnam Prime Money Market Fund (e)			1,934,636	$1,934,636

TOTAL INVESTMENTS
Total investments (cost $11,959,549)(b)				$12,619,388

FORWARD CURRENCY CONTRACTS TO BUY at 11/30/06 (aggregate face value $10,568) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	appreciation

Mexican Peso	$5,220	$5,207	1/17/07	$13
Polish Zloty	5,637	5,361	12/20/06	276

Total				$289

FORWARD CURRENCY CONTRACTS TO SELL at 11/30/06 (aggregate face value $21,290) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	depreciation

Euro	$14,450	$13,884	12/20/06	$(566)
Hungarian Forint	4,343	4,099	12/20/06	(244)
South African Rand	3,412	3,307	01/17/07	(105)

Total				$(915)

FUTURES CONTRACTS OUTSTANDING at 11/30/06 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro-Bund 10 yr (Long)	5	$784,752	Dec-06	$6,676
Euro-Dollar 90 day (Long)	6	1,422,150	Mar-07	(154)
Euro-Dollar 90 day (Short)	5	1,191,813	Dec-07	(1,164)
Euro-Sterling 90 day (Long)	5	1,163,204	Sep-07	577
Euro-Yen 90 day (Long)	4	856,921	Jun-07	1,907
Euro-Yen 90 day (Short)	2	429,519	Dec-06	(575)
Euro-Yen 90 day (Short)	2	427,467	Dec-07	(1,202)
Japanese Government Bond 10 yr Mini (Long)	5	583,981	Dec-06	5,426
Interest Rate Swap 10 yr (Long)	3	325,031	Dec-06	9,319
Russell 2000 Index Mini (Short)	4	315,000	Dec-06	(22,408)
S&P 500 Index E-Mini (Long)	4	280,600	Dec-06	5,642
U.K. Gilt 10 yr (Long)	1	216,070	Mar-07	607
U.S. Treasury Note 2 yr (Short)	3	615,000	Mar-07	(615)
U.S. Treasury Note 10 yr (Long)	2	218,375	Mar-07	1,027

Total				$5,063

WRITTEN OPTIONS OUTSTANDING at 11/30/06 (premiums received $1,091) (Unaudited)
		Contract	Expiration date/
		amount	strike price	Value

Option on an interest rate swap with Citibank for the obligation to pay a fixed
rate of 1.165% versus thesix-month JPY-LIBOR maturing on April 3, 2008.	JPY	58,176,000	Mar 07/1.165	$1,282

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 11/30/06 (Unaudited)
				Payments	Payments	Unrealized
Swap counterparty /			Termination	made by	received by	appreciation/
Notional amount			date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
	$50,000		5/31/16	5.58909%	3 month USD-LIBOR-BBA	$(2,474)

Citibank, N.A.
JPY	23,852,000	(E)	4/3/08	6 month JPY-LIBOR-BBA	1.165%	548

AUD	182,000		8/4/09	3 month AUD-BBR-BBSW	6.315%	(35)

JPY	16,000,000	(E)	2/10/16	6 month JPY-LIBOR-BBA	1.755%	735

	$104,000	(E)	5/23/12	3 month USD-LIBOR-BBA	4.923%	531

	160,000	(E)	5/23/12	3.422%	U.S. Bond Market
					Association Municipal Swap
					Index	(531)

NOK	1,700,000		9/15/08	6 month NOK-NIBOR-NIBR	4.48%	(865)

NOK	992,000		9/13/10	4.5875%	6 month NOK-NIBOR-NIBR	717

JPY	5,300,000		9/11/16	1.8675%	6 month JPY-LIBOR-BBA	(484)

CAD	231,500		8/22/08	3 month CAD-BA-CDOR	4.3535%	3,239

CAD	55,000		8/22/16	4.6535%	3 month CAD-BA-CDOR	(2,054)

GBP	10,000		8/21/36	4.40%	6 month GBP-LIBOR-BBA	(1,162)

CAD	80,000		8/4/09	4.497%	3 month CAD-BA-CDOR	(1,646)

Credit Suisse International
EUR	28,000		7/17/21	6 month EUR-EURIBOR-
				Telerate	4.445%	1,988

EUR	106,000		7/17/13	4.146%	6 month
					EUR-EURIBOR-Telerate	(2,835)

EUR	128,000		7/17/09	6 month EUR-EURIBOR-
				Telerate	3.896%	603

GBP	7,000		4/3/36	GBP 17635 at maturity	6 month GBP-LIBOR-BBA	(282)

EUR	290,000	(E)	3/7/08	3 month EUR-EURIBOR-
				Telerate	3.525%	(1,483)

EUR	595,000	(E)	2/10/08	3.313%	3 month
					EUR-EURIBOR-Telerate	4,542

CHF	260,000		11/17/11	2.5125%	6 month CHF-LIBOR-BBA	(233)

Deutsche Bank AG
HUF	4,965,000	(E)	10/3/11	8.18%	6 month HUF-BUBOR-REUTERS	(723)

JPMorgan Chase Bank, N.A.
CAD	75,000		3/1/08	3 month CAD-BA-CDOR	4.215%	67

	$346,000		5/4/08	3 month USD-LIBOR-BBA	5.37%	1,391

	112,000		5/4/16	5.62375%	3 month USD-LIBOR-BBA	(5,835)

JPY	30,000,000		6/6/13	1.83%	6 month JPY-LIBOR-BBA	(7,255)

JPY	10,000,000		4/22/13	1.9225%	6 month JPY-LIBOR-BBA	(2,481)

JPY	3,200,000		4/21/36	6 month JPY-LIBOR-BBA	2.775%	1,790

	$52,000	(E)	11/8/11	3 month USD-LIBOR-BBA	5.036%	407

	80,000	(E)	11/8/11	3.488%	U.S. Bond Market
					Association Municipal Swap
					Index	(480)

	90,000	(E)	10/10/13	5.09%	3 month USD-LIBOR-BBA	(1,017)

	70,000	(E)	10/10/13	5.054%	3 month USD-LIBOR-BBA	(626)

Lehman Brothers International (Europe)
	111,000		10/23/16	5.325%	3 month USD-LIBOR-BBA	(3,309)

	277,000		10/23/08	5.255%	3 month USD-LIBOR-BBA	(1,279)

	111,000		10/23/16	3 month USD-LIBOR-BBA	5.3275%	3,330

	277,000		10/23/08	3 month USD-LIBOR-BBA	5.26%	1,304

	8,000		8/3/16	5.5675%	3 month USD-LIBOR-BBA	(499)

	23,000		8/3/11	5.445%	3 month USD-LIBOR-BBA	(877)

EUR	50,000		10/5/21	6 month EUR-EURIBOR-
				Telerate	4.093%	734

EUR	180,000		10/5/13	3.8975%	6 month
					EUR-EURIBOR-Telerate	(805)

EUR	210,000		10/5/09	6 month EUR-EURIBOR-
				Telerate	3.825%	58

Lehman Brothers Special Financing, Inc.
JPY	14,000,000		10/21/15	1.61%	6 month JPY-LIBOR-BBA	879

	$15,000		8/3/08	3 month USD-LIBOR-BBA	5.425%	299

EUR	200,000		11/9/16	3.9555%	6 month
					EUR-EURIBOR-Telerate	(1,051)

Merrill Lynch Capital Services, Inc.

NOK	1,214,000	(E)	4/11/08	3 month NOK-NIBOR-NIBR	4.13%	(929)

JPY	8,000,000		10/31/16	1.90%	6 month JPY-LIBOR-BBA	(745)

CAD	55,000		10/25/16	4.65%	3 month CAD-BA-CDOR	(1,481)

CAD	231,500		10/25/08	3 month CAD-BA-CDOR	4.35%	1,133

JPY	2,200,000		10/18/36	6 month JPY-LIBOR-BBA	2.655%	723

JPY	4,600,000		10/18/16	1.9475%	6 month JPY-LIBOR-BBA	(627)

CAD	154,000	(E)	8/2/09	4.464%	3 month CAD-BA-CDOR	(3,037)

Total						$(22,122)
(E) See Interest rate swap contracts note regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 11/30/06 (Unaudited)

			Fixed payments	Total return	Unrealized
Swap counterparty /		Termination	received (paid) by	received by	appreciation/

Notional amount		date	fund per annum	or paid by fund	(depreciation)

Citibank, N.A.
GBP	10,000	8/21/36	(3.085%)	GBP Non-revised	$(32)
				UK Retail Price
				Index excluding
				tobacco

Credit Suisse International
GBP	7,000	4/3/36	10608 GBP at	GBP Non-revised	99
			maturity	Retail Price
				Index

Goldman Sachs International
EUR	80,000	10/31/11	2.12%	Eurostat	(325)
				Eurozone HICP
				excluding tobacco

EUR	80,000	10/31/11	(1.935)	French Consumer	(100)
				Price Index
				excluding tobacco

	$7,000	9/15/11	678 bp (1 month	Ford Credit Auto	16
			USD-LIBOR-BBA)	Owner Trust
				Series 2005-B
				Class D

JPMorgan Chase Bank, N.A.
EUR	90,000	7/21/11	(2.295%)	Euro Non-revised	(1,370)
				Consumer Price
				Index excluding
				tobacco

EUR	90,000	7/21/11	2.2325%	Euro Non-revised	2,527
				Consumer Price
				Index excluding
				tobacco

GBP	90,000	8/16/11	3.015%	GBP Non-revised	279
				UK Retail Price
				Index excluding
				tobacco

Lehman Brothers Special Financing, Inc.
EUR	80,000	4/26/11	2.11%	French Non-	774
				revised Consumer
				Price Index
				excluding tobacco

EUR	80,000	4/26/11	(2.115%)	Euro Non-revised	(53)
				Consumer Price
				Index excluding
				tobacco

Total					$1,815

CREDIT DEFAULT CONTRACTS OUTSTANDING at 11/30/06 (Unaudited)
	Upfront				Fixed payments	Unrealized
Swap counterparty /	premium		Notional	Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**		amount	date	fund per annum	(depreciation)

Deutsche Bank AG
DJ iTraxx Europe Series
6 Version 1	$ 43	EUR	14,000	12/20/13	(40 bp)	$(45)

DJ iTraxx Europe Series
6 Version 1, 6-9%
tranche	--	EUR	14,000	12/20/13	43 bp	41

DJ CDX NA IG Series 7	--		$8,000	12/20/13	(50 bp)	(34)

DJ CDX NA IG Series 7
Index 7-10% tranche	--		8,000	12/20/13	55 bp	52

Goldman Sachs International
DJ CDX NA IG Series 6
Index	5		12,000	6/20/13	(50 bp)	(50)

DJ CDX NA IG Series 6
Index 7-10% tranche	--		12,000	6/20/13	55 bp	105

DJ CDX NA IG Series 7
Index	--		13,000	12/20/13	(50 bp)	(55)

DJ CDX NA IG Series 7
Index 7-10% tranche	--		13,000	12/20/13	56 bp	92

Lehman Brothers Special Financing, Inc.
DJ iTraxx EUR Series 5
Index	54	EUR	10,000	6/20/13	(50 bp)	(95)

DJ iTraxx EUR Series 5
Index 6-9% tranche	--	EUR	10,000	6/20/13	53.5 bp	190

DJ iTraxx Europe Series
6 Version 1	42	EUR	17,000	12/20/13	(40 bp)	(67)

DJ iTraxx Europe Series
6 Version 1, 6-9%
tranche	--	EUR	17,000	12/20/13	45.25 bp	127

DJ CDX NA IG Series 7
Index	8		$13,500	12/20/13	(50 bp)	(49)

DJ CDX NA IG Series 7
Index 7-10% tranche	--		13,500	12/20/13	54.37 bp	81

Morgan Stanley Capital Services, Inc.
DJ CDX NA IG Series 7
Index	8		14,000	12/20/13	(50 bp)	(50)

DJ CDX NA IG Series 7
Index, 7-10% tranche	--		14,000	12/20/13	53 bp	73

DJ iTraxx EUR Series 5
Index	48	EUR	10,000	6/20/13	(50 bp)	(101)

DJ iTraxx EUR Series 5
Index 6-9% tranche	--	EUR	10,000	6/20/13	57 bp	172

Total						$387

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

(a) Terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference entity are liquidated.

NOTES

(a) Percentages indicated are based on net assets of $12,644,304.

(b) The aggregate identified cost on a tax basis is $11,965,075, resulting in gross unrealized appreciation and depreciation of $675,851 and $21,538 respectively, or net unrealized appreciation of $654,313.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) A portion of these securities were pledged and segregated with the custodian to cover margin requirements for futures contracts at November 30, 2006.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $60,419 for the period ended November 30, 2006. During the period ended November 30, 2006, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $5,429,433 and $3,862,859, respectively.

(R) Real Estate Investment Trust.

At November 30, 2006, liquid assets totaling $3,330,147 have been designated as collateral for open forward commitments, swap contracts, forward contracts, and futures contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at November 30, 2006.

The dates shown on debt obligations are the original maturity dates.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at November 30, 2006.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at November 30, 2006: (as a percentage of Portfolio Value)

Australia	0.7%
Austria	2.0
France	2.0
Germany	1.0
Ireland	3.6
Italy	0.6
Japan	2.8
Netherlands	1.3
Norway	0.5
Sweden	0.5
United Kingdom	1.9
United States	80.0
Other	3.1

Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain total return swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. Payments are made upon a credit default event of the disclosed primary referenced obligation or all other equally ranked obligations of the reference entity. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: January 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: January 26, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: January 26, 2007